UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                  Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-2444




                         The Bond Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2005




                                Julie F. Williams
        Capital Research and Management Company 333 South Hope Street Los Angeles, California 90071 (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                     Paul, Hastings, Janofsky & Walker LLP
                            515 South Flower Street
                         Los Angeles, California 90071
                          (Counsel for the Registrant)



ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

BOND FUND OF AMERICA

Investment portfolio

March 31, 2005
                                                                      unaudited

                                                                                            Principal amount          Market value
Bonds & notes -- 91.18%                                                                                (000)                 (000)


CORPORATE BONDS & NOTES -- 47.14%

FINANCIALS -- 14.66%
AT&T Capital Corp., Series F, 6.60% 2005                                                             $11,750               $11,773
CIT Group Inc. 4.125% 2006                                                                            25,000                25,065
CIT Group Inc. 3.65% 2007                                                                             25,720                25,191
CIT Group Inc. 5.75% 2007                                                                             20,500                21,125
CIT Group Inc. 7.375% 2007                                                                            12,500                13,225
CIT Group Inc. 4.00% 2008                                                                             14,000                13,759
CIT Group Inc. 3.375% 2009                                                                             5,000                 4,747
CIT Group Inc. 6.875% 2009                                                                            31,000                33,522
CIT Group Inc. 4.25% 2010                                                                             30,000                29,141
CIT Group Inc. 7.75% 2012                                                                             26,875                31,128
Household Finance Corp. 5.75% 2007                                                                    10,000                10,268
Household Finance Corp. 7.875% 2007                                                                   32,000                34,102
Household Finance Corp. 4.125% 2008                                                                    1,000                   983
Household Finance Corp. 6.40% 2008                                                                    10,000                10,551
Household Finance Corp. 4.125% 2009                                                                   25,000                24,333
Household Finance Corp. 4.75% 2009                                                                    20,000                20,045
Household Finance Corp. 6.375% 2011                                                                    7,250                 7,843
Household Finance Corp. 6.75% 2011                                                                    23,750                26,033
HSBC Holdings PLC 5.25% 2012                                                                          10,000                10,150
Household Finance Corp. 7.00% 2012                                                                    10,000                11,163
HSBC Bank USA 4.625% 2014(1)                                                                           4,000                 3,868
Midland Bank 3.063% Eurodollar note (undated)(2)                                                      15,000                13,200
ASIF Global Financing XXVIII 2.79% 2007(1,2)                                                           2,000                 2,001
International Lease Finance Corp., Series P, 3.125% 2007                                               4,000                 3,914
International Lease Finance Corp. 3.75% 2007                                                          15,000                14,806
International Lease Finance Corp. 4.35% 2008                                                          21,000                20,803
International Lease Finance Corp. 4.50% 2008                                                          29,500                29,330
AIG SunAmerica Global Financing VII 5.85% 2008(1)                                                     16,750                17,471
International Lease Finance Corp. 3.50% 2009                                                          16,000                15,328
International Lease Finance Corp., Series O, 4.55% 2009                                               21,955                21,780
International Lease Finance Corp. 4.75% 2009                                                          25,000                25,038
International Lease Finance Corp. 4.75% 2012                                                           2,000                 1,941
Washington Mutual Finance 8.25% 2005                                                                  10,000                10,099
Washington Mutual, Inc. 7.50% 2006                                                                    12,000                12,511
Washington Mutual, Inc. 5.625% 2007                                                                   11,000                11,252
Washington Mutual, Inc. 4.375% 2008                                                                   19,235                19,173
Washington Mutual, Inc. 2.96% 2010(2)                                                                 31,000                31,166
Washington Mutual, Inc. 4.20% 2010                                                                    12,500                12,177
Washington Mutual Bank, FA 6.875% 2011                                                                10,000                11,037
Washington Mutual, Inc. 5.00% 2012                                                                    14,000                13,940
Washington Mutual Bank, FA 5.125% 2015                                                                30,000                29,273
Prudential Financial, Inc. 4.104% 2006                                                                10,000                10,037
Prudential Insurance Co. of America 6.375% 2006(1)                                                     4,000                 4,132
PRICOA Global Funding I, Series 2003-2, 3.90% 2008(1)                                                  7,500                 7,352
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(1)                                                  2,500                 2,497
Prudential Funding LLC 6.60% 2008(1)                                                                   3,000                 3,183
PRICOA Global Funding I 4.20% 2010(1)                                                                 17,000                16,642
Prudential Financial, Inc., Series B, 4.75% 2014                                                       5,500                 5,330
Prudential Financial, Inc., Series B, 5.10% 2014                                                       1,000                   992
Prudential Holdings, LLC, Series C, 8.695% 2023(1,3)                                                  57,035                72,362
USA Education, Inc. 5.625% 2007                                                                       45,150                46,326
SLM Corp., Series A, 3.625% 2008                                                                       5,500                 5,379
SLM Corp., Series A, 3.95% 2008                                                                       27,500                26,895
SLM Corp., Series A, 4.00% 2009                                                                        5,000                 4,895
SLM Corp., Series A, 4.00% 2010                                                                       10,000                 9,711
SLM Corp., Series A, 5.375% 2013                                                                       5,450                 5,620
SLM Corp., Series A, 5.375% 2014                                                                      10,000                10,135
J.P. Morgan Chase & Co. 5.35% 2007                                                                     3,285                 3,353
J.P. Morgan Chase & Co. 4.00% 2008                                                                    12,500                12,364
BANK ONE, Texas, NA 6.25% 2008                                                                         7,250                 7,607
J.P. Morgan Chase & Co. 6.625% 2012                                                                   14,165                15,508
J.P. Morgan Chase & Co. 5.75% 2013                                                                    31,000                32,265
J.P. Morgan Chase & Co. 4.75% 2015                                                                    26,690                25,598
BANK ONE CORP. 4.90% 2015                                                                              4,000                 3,860
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(1,2)                                            74,250                79,574
Societe Generale 7.85% (undated)(1,2)                                                                 17,705                18,901
Halifax Building Society 8.75% 2006                                                            Pound   2,500                 4,922
HBOS Treasury Services PLC 3.75% 2008(1)                                                            $ 24,250                23,707
HBOS PLC 5.375% (undated)(1,2)                                                                        23,000                23,068
HBOS Capital Funding LP, Series A, 6.461% non-cumulative preferred (undated)(2)                Pound   3,000                 6,113
Bank of Scotland 7.00% (undated)(1,2)                                                               $ 25,000                26,464
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 4.375% 2010(1)        57,950                56,543
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 5.125% 2014(1)        26,600                26,249
XL Capital Finance (Europe) PLC 6.50% 2012                                                            12,455                13,355
XL Capital Ltd. 5.25% 2014                                                                            19,700                19,476
Mangrove Bay Pass Through Trust 6.102% 2033(1,2)                                                      31,505                31,348
Twin Reefs Pass Through Trust 3.77% (undated)(1,2)                                                     9,200                 9,253
Citigroup Inc. 3.50% 2008                                                                             20,000                19,542
Citigroup Inc. 4.25% 2009                                                                             15,000                14,788
Citigroup Inc. 4.125% 2010                                                                            26,000                25,309
Citigroup Inc. 5.625% 2012                                                                             5,675                 5,888
Allstate Life Global Funding Trust, Series 2004-2, 2.933% 2007(2)                                      3,000                 3,001
Allstate Financial Global Funding LLC 5.25% 2007(1)                                                   26,500                27,001
Allstate Financial Global Funding LLC 4.25% 2008(1)                                                    7,500                 7,434
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                         18,000                17,952
Allstate Life Global Funding 4.25% 2010                                                                2,000                 1,961
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(1)                                      11,025                11,214
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(1)                                      17,500                17,844
Monumental Global Funding Ltd., Series 2001-N, 5.75% 2007                                       Pound  1,840                 3,512
AEGON NV 4.625% 2008                                                                             Euro  7,750                10,519
Transamerica Corp. 9.375% 2008                                                                       $ 7,500                 8,471
Monumental Global Funding II, Series 2004-F, 4.375% 2009(1)                                            2,000                 1,967
AEGON NV 6.125% 2031                                                                           (Pound  1,600                 3,299
EOP Operating LP 7.75% 2007                                                                          $ 2,000                 2,153
EOP Operating LP 6.75% 2008                                                                           24,500                25,892
EOP Operating LP 4.65% 2010                                                                           15,300                14,974
EOP Operating LP 6.75% 2012                                                                            8,250                 8,962
EOP Operating LP 7.50% 2029                                                                            3,420                 3,918
Abbey National PLC, Series 1-B, 6.69% 2005                                                             5,000                 5,083
Abbey National PLC 6.70% (undated)(2)                                                                 18,380                19,437
Abbey National PLC 7.35% (undated) (2)                                                                28,000                29,225
MBNA Europe Funding PLC 6.50% 2007                                                               Euro  5,000                 6,938
MBNA Corp., Series F, 7.50% 2012                                                                    $  6,200                 7,001
MBNA Capital A, Series A, 8.278% 2026                                                                  7,500                 8,178
MBNA Global Capital Funding, Series B, 3.543% 2027(2)                                                 32,800                31,527
ReliaStar Financial Corp. 8.00% 2006                                                                  23,160                24,542
ING Security Life Institutional Funding 2.70% 2007(1)                                                  4,730                 4,597
ReliaStar Financial Corp. 6.50% 2008                                                                   6,016                 6,382
ING Bank NV 5.50% 2012                                                                           Euro  3,750                 5,355
Ing Verzekeringen NV 6.25% 2021(2)                                                                     3,750                 5,561
Royal Bank of Scotland Group PLC 8.375% 2007                                                    Pound  6,500                12,928
Royal Bank of Scotland Group PLC 5.00% 2014                                                         $  6,500                 6,456
RBS Capital Trust IV, noncumulative trust preferred 3.893% (undated)(2)                                5,000                 5,116
National Westminster Bank PLC 7.75% (undated)(2)                                                      17,000                18,201
CNA Financial Corp. 6.75% 2006                                                                         3,000                 3,098
CNA Financial Corp. 6.60% 2008                                                                         3,458                 3,631
CNA Financial Corp. 5.85% 2014                                                                        14,500                14,406
CNA Financial Corp. 7.25% 2023                                                                        18,088                19,639
Kimco Realty Corp., Series B, 7.68% 2005                                                               4,250                 4,348
Price REIT, Inc. 7.50% 2006                                                                            2,760                 2,913
Kimco Realty Corp., Series C, 3.95% 2008                                                               9,200                 9,026
Kimco Realty Corp., Series C, 4.82% 2011                                                              10,000                 9,826
Kimco Realty Corp. 6.00% 2012                                                                         13,500                14,321
Countrywide Home Loans, Inc., Series M, 4.125% 2009                                                   20,000                19,290
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                    20,000                18,960
ACE Ltd. 6.00% 2007                                                                                    1,000                 1,024
ACE INA Holdings Inc. 5.875% 2014                                                                     17,260                17,596
ACE INA Holdings Inc. 8.875% 2029                                                                      2,450                 3,202
ACE Capital Trust II 9.70% 2030                                                                        9,368                12,840
Nationwide Life Insurance Co. 5.35% 2007(1)                                                            4,250                 4,331
North Front Pass Through Trust 5.81% 2024(1,2)                                                        18,500                18,367
Nationwide Mutual Insurance Co. 7.875% 2033(1)                                                         8,000                 9,654
Nationwide Mutual Insurance Co. 6.60% 2034(1)                                                          2,000                 2,014
BankAmerica Corp., Series I, 7.125% 2005                                                               1,500                 1,506
Bank of America Corp. 3.875% 2008                                                                      2,000                 1,975
Bank of America Corp. 4.25% 2010                                                                       5,000                 4,898
Bank of America Corp. 4.375% 2010                                                                     17,000                16,759
BankAmerica Corp. 7.125% 2011                                                                          1,750                 1,958
Bank of America Corp. 4.875% 2012                                                                      2,000                 1,999
Bank of America Corp. 5.25% 2015                                                                       5,000                 5,019
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008                                     34,250                33,964
MetLife, Inc. 3.911% 2005                                                                             31,730                31,766
Metropolitan Life Global Funding I, Series 2004-2, 3.09% 2007(1,2)                                     1,500                 1,501
Capital One Financial Corp. 7.25% 2006                                                                 9,625                 9,946
Capital One Financial Corp. 8.75% 2007                                                                 1,250                 1,345
Capital One Bank 5.75% 2010                                                                           11,500                11,894
Capital One Financial Corp. 6.25% 2013                                                                 7,000                 7,412
Liberty Mutual Group 6.50% 2035(1)                                                                    29,150                28,127
Hartford Financial Services Group, Inc. 2.375% 2006                                                    2,000                 1,955
Hartford Financial Services Group, Inc. 4.70% 2007                                                    16,250                16,337
Hartford Financial Services Group, Inc. 4.625% 2013                                                    5,000                 4,807
Hartford Financial Services Group, Inc. 4.75% 2014                                                     5,000                 4,807
Kazkommerts International BV 7.00% 2009(1)                                                            11,000                10,918
Kazkommerts International BV 8.50% 2013                                                                5,000                 5,075
Kazkommerts International BV (CGMD) 7.375% 2014(1,2)                                                   2,250                 2,216
Kazkommerts International BV 7.875% 2014(1)                                                            8,500                 8,309
Assurant, Inc. 5.625% 2014                                                                            26,000                26,444
Skandinaviska Enskilda Banken AB 4.958% (undated)(1,2)                                                 2,050                 2,007
Skandinaviska Enskilda Banken AB 5.471% (undated)(1,2)                                                10,610                10,634
Skandinaviska Enskilda Banken AB 7.50% (undated)(2)                                                   12,500                13,753
Development Bank of Singapore Ltd. 7.875% 2009(1)                                                     20,000                22,414
Development Bank of Singapore Ltd. 7.125% 2011(1)                                                      3,500                 3,878
Hospitality Properties Trust 7.00% 2008                                                                1,000                 1,047
Hospitality Properties Trust 6.75% 2013                                                               17,095                18,376
Hospitality Properties Trust 5.125% 2015                                                               7,100                 6,806
Wells Fargo & Co. 3.50% 2008                                                                           3,310                 3,225
Wells Fargo & Co. 4.125% 2008                                                                         23,000                22,818
Bayerische Landesbank, Series F, 2.50% 2006                                                           26,000                25,651
Rouse Co. 3.625% 2009                                                                                  5,200                 4,869
Rouse Co. 7.20% 2012                                                                                  17,700                19,033
TuranAlem Finance BV 8.50% 2015(1)                                                                    24,100                23,799
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(1)                                    23,125                23,692
John Hancock Global Funding II, Series 2002-G, 5.00% 2007(1)                                           5,000                 5,067
John Hancock Global Funding II, Series 2004-A, 3.50% 2009(1)                                          18,000                17,289
United Overseas Bank Ltd. 5.375% 2019(1,2)                                                            22,250                22,021
Canadian Imperial Bank of Commerce 3.313% Eurodollar note 2085(2)                                     25,000                21,250
Irvine Co., Class A, 7.46% 2006(1,4)                                                                  15,000                15,367
Irvine Apartment Communities, LP 7.00% 2007                                                            5,000                 5,221
Bayerische Hypo- und Vereinsbank AG 6.00% 2014                                                  Euro  10,000                14,596
HVB Funding Trust I 8.741% 2031(1)                                                                  $  2,500                 3,212
HVB Funding Trust III 9.00% 2031(1)                                                                    1,990                 2,624
Developers Diversified Realty Corp. 3.875% 2009                                                       19,500                18,801
Providian Financial Corp., Series A, 9.525% 2027(1)                                                   16,750                17,755
UFJ Finance Aruba AEC 6.75% 2013                                                                      16,025                17,280
Berkshire Hathaway Finance Corp. 4.125% 2010(1)                                                       17,500                17,092
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                              17,000                17,084
Standard Chartered Bank 2.838% (undated)(2)                                                            5,000                 4,150
Standard Chartered Bank 3.438% Eurodollar note (undated)(2)                                           15,000                12,479
Credit Suisse First Boston (USA), Inc. 6.50% 2012                                                     15,000                16,253
Principal Life Global Funding I 4.40% 2010(1)                                                         16,600                16,236
Genworth Financial, Inc. 3.16% 2007(2)                                                                 2,500                 2,505
Genworth Financial, Inc. 4.75% 2009                                                                   10,345                10,373
Genworth Financial, Inc. 5.75% 2014                                                                    3,000                 3,081
Weingarten Realty Investors, Series A, 5.263% 2012                                                     5,000                 5,050
Weingarten Realty Investors, Series A, 4.857% 2014                                                    11,080                10,819
Downey Financial Corp. 6.50% 2014                                                                     14,380                14,811
Dexia Municipal Agency 3.50% 2009                                                               Euro  10,076                13,292
Advanta Capital Trust I, Series B, 8.99% 2026                                                       $ 12,500                12,219
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                      10,200                12,036
Simon Property Group, LP 4.875% 2010                                                                  12,000                11,892
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)(1,2)                          5,000                 5,616
Barclays Bank PLC 7.375% (undated)(1,2)                                                                5,375                 6,070
AB Spintab 6.00% 2009                                                                             SKr 73,000             $  11,405
MassMutual Global Funding II, Series 2002-1, 3.50% 2010(1)                                          $ 12,000                11,318
Banco Santander-Chile 5.375% 2014(1)                                                                  11,200                11,123
UniCredito Italiano SpA, Series B, 8.048% (undated)(2)                                           Euro  7,000                11,063
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011(1)                                   $ 10,000                 9,899
Cho Mitsui Trust and Banking Co., Ltd. 5.506% (undated)(1,2)                                          10,000                 9,580
Post Apartment Homes, LP 7.70% 2010                                                                    1,400                 1,562
Post Apartment Homes, LP 5.125% 2011                                                                   7,720                 7,686
Sumitomo Mitsui Banking Corp. 4.375% 2014(2)                                                     Euro  6,670                 8,895
American Express Credit Corp. 3.00% 2008                                                            $  9,060                 8,687
Bank of Nova Scotia 3.255% Eurodollar note 2085(2)                                                    10,000                 8,491
Chohung Bank 4.50% 2014(1,2)                                                                           8,000                 7,807
Lloyds Bank, Series 2, 3.063% (undated)(2)                                                             8,000                 7,190
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(1,2)                                  6,500                 7,122
Swedish Export Credit Corp. 4.00% 2010                                                                 7,250                 7,096
PNC Funding Corp. 4.20% 2008                                                                           6,750                 6,715
Allied Irish Banks Ltd. 3.25% (undated)(2)                                                             7,000                 6,160
National Capital Trust II 5.486% (undated)(1,2)                                                        5,925                 5,954
PLD International Finance LLC 4.375% 2011                                                        Euro  4,150                 5,560
Munich Re Finance BV 6.75% 2023(2)                                                                     3,670                 5,519
Travelers Property Casualty Corp. 3.75% 2008                                                        $  5,500                 5,383
BNP Paribas 5.125% 2015(1)                                                                             5,100                 5,111
FelCor Lodging LP 9.00% 2011(2)                                                                        4,500                 4,860
Wachovia Corp. 3.625% 2009                                                                             5,000                 4,843
Industrial Bank of Korea 4.00% 2014(1,2)                                                               5,000                 4,816
Host Marriott, LP, Series G, 9.25% 2007                                                                  625                   672
Host Marriott, LP, Series M, 7.00% 2012                                                                3,750                 3,731
Host Marriott Corp., Series N, 6.375% 2015(1)                                                            425                   408
Westpac Capital Trust IV 5.256% (undated)(1,2)                                                         4,500                 4,416
National Bank of Canada 3.313% 2087(2)                                                                 5,000                 4,250
Bergen Bank 3.255% (undated)(2)                                                                        5,000                 4,238
Christiana Bank Og Kreditkasse 2.66% (undated)(2)                                                      4,000                 3,423
Federal Realty Investment Trust 4.50% 2011                                                             3,500                 3,332
Zions Bancorporation 6.00% 2015                                                                        2,675                 2,793
Fairfax Financial Holdings Ltd. 7.75% 2012                                                             2,500                 2,425
ERP Operating LP 4.75% 2009                                                                            2,225                 2,228
Deutsche Bank Financial LLC 5.375% 2015                                                                2,000                 2,041
UnionBanCal Corp. 5.25% 2013                                                                           2,000                 1,994
Principal Life Insurance Co. 3.20% 2009                                                                2,000                 1,901
iStar Financial, Inc., Series B, 5.125% 2011                                                           1,500                 1,466
Crescent Real Estate LP 7.50% 2007                                                                     1,190                 1,235
LaBranche & Co Inc. 9.50% 2009                                                                         1,000                 1,010
                                                                                                                         2,995,773

CONSUMER DISCRETIONARY -- 10.05%
Ford Motor Credit Co. 6.875% 2006                                                                     25,000                25,345
Ford Motor Credit Co. 6.50% 2007                                                                      21,000                21,222
Ford Motor Credit Co. 7.20% 2007                                                                       3,000                 3,061
Ford Motor Credit Co. 4.95% 2008                                                                      18,000                17,274
Ford Motor Credit Co. 5.80% 2009                                                                       8,500                 8,125
Ford Motor Credit Co. 7.375% 2009                                                                     87,920                88,389
Ford Motor Credit Co. 4.05% 2010(2)                                                                   35,275                34,242
Ford Motor Credit Co. 5.70% 2010                                                                       2,225                 2,098
Ford Motor Credit Co. 7.875% 2010                                                                     87,500                89,176
Ford Motor Credit Co. 7.375% 2011                                                                     38,975                38,768
Ford Motor Co. 7.45% 2031                                                                             22,370                20,290
General Motors Acceptance Corp. 7.50% 2005                                                            40,000                40,324
General Motors Acceptance Corp. 6.125% 2007                                                           15,000                14,635
General Motors Acceptance Corp. 6.15% 2007                                                             4,750                 4,662
General Motors Acceptance Corp. 5.75% 2010                                                       Euro  7,000                 8,287
General Motors Acceptance Corp. 7.75% 2010                                                          $ 67,075                64,488
General Motors Acceptance Corp. 6.875% 2011                                                           66,000                59,795
General Motors Acceptance Corp. 7.25% 2011                                                            14,550                13,525
General Motors Acceptance Corp. 7.00% 2012                                                            21,500                19,447
General Motors Corp. 7.25% 2013                                                                  Euro  9,000                10,461
General Motors Acceptance Corp. 5.11% 2014(2)                                                       $ 65,000                55,960
General Motors Acceptance Corp. 8.00% 2031                                                            23,000                20,080
General Motors Corp. 8.375% 2033                                                                         160                   137
DaimlerChrysler North America Holding Corp. 7.75% 2005                                                18,462                18,620
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                19,000                19,409
DaimlerChrysler North America Holding Corp. 4.05% 2008                                                 9,750                 9,476
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                 4,800                 4,780
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                17,500                18,858
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                56,500                62,882
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                23,600                26,197
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                19,750                21,563
DaimlerChrysler North America Holding Corp. 6.50% 2013                                                 5,000                 5,208
DaimlerChrysler North America Holding Corp. 8.50% 2031                                                 1,610                 1,948
Clear Channel Communications, Inc. 6.625% 2008                                                         5,375                 5,575
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                      10,000                10,786
Clear Channel Communications, Inc. 7.65% 2010                                                         33,000                36,166
Clear Channel Communications, Inc. 5.75% 2013                                                         10,000                 9,857
Clear Channel Communications, Inc. 5.50% 2014                                                         49,655                47,500
Comcast Cable Communications, Inc. 8.375% 2007                                                         7,000                 7,544
Comcast Cable Communications, Inc. 6.20% 2008                                                          7,150                 7,475
Lenfest Communications, Inc. 7.625% 2008                                                               6,750                 7,218
Comcast Cable Communications, Inc. 6.875% 2009                                                        15,194                16,317
Comcast Cable Communications, Inc. 6.75% 2011                                                          8,000                 8,652
Tele-Communications, Inc. 9.80% 2012                                                                  17,500                21,964
Comcast Cable Communications, Inc. 7.125% 2013                                                         1,375                 1,532
Tele-Communications, Inc. 7.875% 2013                                                                 10,750                12,559
Comcast Corp. 6.50% 2015                                                                               8,000                 8,579
Comcast Corp. 7.05% 2033                                                                               3,980                 4,466
Cox Communications, Inc. 7.75% 2006                                                                    2,325                 2,427
Cox Communications, Inc. 3.55% 2007(1,2)                                                               5,000                 5,033
Cox Communications, Inc. 7.875% 2009                                                                   1,000                 1,105
Cox Communications, Inc. 4.625% 2010(1)                                                               27,500                26,750
Cox Communications, Inc. 7.75% 2010                                                                   10,000                11,119
Cox Communications, Inc. 4.625% 2013                                                                  10,000                 9,334
Cox Communications, Inc. 5.45% 2014(1)                                                                38,425                37,476
Liberty Media Corp. 7.75% 2009                                                                           950                 1,025
Liberty Media Corp. 7.875% 2009                                                                       26,500                28,708
Liberty Media Corp. 5.70% 2013                                                                         5,000                 4,720
Liberty Media Corp. 8.50% 2029                                                                        20,250                21,010
Liberty Media Corp. 8.25% 2030                                                                        36,630                37,243
Time Warner Inc. 8.18% 2007                                                                            2,225                 2,398
AOL Time Warner Inc. 6.875% 2012                                                                      40,000                43,745
AOL Time Warner Inc. 7.625% 2031                                                                      10,500                12,373
Viacom Inc. 6.40% 2006                                                                                 5,000                 5,097
Viacom Inc. 5.625% 2007                                                                                6,600                 6,758
Viacom Inc. 7.70% 2010                                                                                13,000                14,549
Viacom Inc. 6.625% 2011                                                                               13,000                14,003
Pulte Homes, Inc. 4.875% 2009                                                                         25,300                24,984
Pulte Homes, Inc. 7.625% 2017                                                                          7,500                 8,492
Harrah's Operating Co., Inc. 5.50% 2010                                                               30,260                30,818
Toll Brothers, Inc. 6.875% 2012                                                                        9,875                10,556
Toll Brothers, Inc. 4.95% 2014                                                                        19,250                18,216
Carnival Corp. 3.75% 2007                                                                              8,500                 8,359
Carnival Corp. 6.15% 2008                                                                             18,623                19,480
May Department Stores Co. 4.80% 2009                                                                  16,500                16,415
May Department Stores Co. 5.75% 2014                                                                  11,180                11,233
J.C. Penney Co., Inc. 7.375% 2008                                                                      2,000                 2,040
J.C. Penney Co., Inc. 6.875% 2015                                                                      1,425                 1,304
J.C. Penney Co., Inc. 7.65% 2016                                                                       7,500                 7,163
J.C. Penney Co., Inc. 7.95% 2017                                                                      14,400                13,752
Toys "R" Us, Inc. 7.875% 2013                                                                         16,845                15,118
Toys "R" Us, Inc. 7.375% 2018                                                                          7,760                 6,518
Target Corp. 3.375% 2008                                                                              20,830                20,298
Delphi Automotive Systems Corp. 6.50% 2009                                                             6,000                 5,402
Delphi Corp. 6.50% 2013                                                                                7,020                 5,778
Delphi Automotive Systems Corp. 7.125% 2029                                                              750                   597
Delphi Trust II, trust preferred securities, 6.197% 2033(2)                                           14,810                 7,505
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                       4,000                 4,100
Charter Communications Operating, LLC and Charter Communications Operating
     Capital Corp. 8.00% 2012(1)                                                                       9,650                 9,650
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                            5,500                 5,528
Six Flags, Inc. 8.875% 2010                                                                            8,850                 8,363
Six Flags, Inc. 9.75% 2013                                                                            10,250                 9,609
Six Flags, Inc. 9.625% 2014                                                                              500                   464
Young Broadcasting Inc. 8.50% 2008                                                                     5,200                 5,473
Young Broadcasting Inc. 10.00% 2011                                                                   12,317                12,656
News America Holdings Inc. 6.625% 2008                                                                12,900                13,561
News America Holdings Inc. 8.625% 2014                                                              A$ 5,150                 4,332
Visteon Corp. 8.25% 2010                                                                            $ 17,690                16,894
Visteon Corp. 7.00% 2014                                                                                 525                   449
Telenet Group Holding NV 0%/11.50% 2014(1,5)                                                          22,300                16,976
Univision Communications Inc. 7.85% 2011                                                              13,250                15,118
Mohegan Tribal Gaming Authority 6.375% 2009                                                           13,460                13,426
Mohegan Tribal Gaming Authority 7.125% 2014                                                            1,500                 1,511
AMC Entertainment Inc. 8.625% 2012(1)                                                                    600                   642
AMC Entertainment Inc. 8.00% 2014                                                                     14,175                13,608
Hilton Hotels Corp. 7.625% 2008                                                                        1,000                 1,081
Hilton Hotels Corp. 8.25% 2011                                                                         3,485                 4,022
Hilton Hotels Corp. 7.625% 2012                                                                        7,305                 8,352
Cinemark USA, Inc. 9.00% 2013                                                                          6,925                 7,548
Cinemark, Inc. 0%/9.75% 2014(5)                                                                        8,000                 5,720
CanWest Media Inc. 8.00% 2012(1)                                                                      12,426                13,141
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                        12,025                12,957
Kohl's Corp. 6.30% 2011                                                                                9,000                 9,682
Kohl's Corp. 7.375% 2011                                                                               1,500                 1,713
Kabel Deutschland GmbH 10.625% 2014(1)                                                                 9,650                10,712
Centex Corp. 4.75% 2008                                                                                8,000                 8,004
Centex Corp. 5.80% 2009                                                                                2,500                 2,575
Lowe's Companies, Inc. 8.25% 2010                                                                      8,450                 9,828
William Lyon Homes, Inc. 7.625% 2012                                                                   5,750                 5,405
William Lyon Homes, Inc. 10.75% 2013                                                                   2,000                 2,210
William Lyon Homes, Inc. 7.50% 2014                                                                      725                   667
Ryland Group, Inc. 5.375% 2008                                                                         5,000                 5,064
Ryland Group, Inc. 9.75% 2010                                                                          3,000                 3,171
Cox Radio, Inc. 6.375% 2005                                                                            8,000                 8,021
Gannett Co., Inc. 4.95% 2005                                                                           8,000                 8,000
NTL Cable PLC 8.75% 2014(1,2)                                                                          5,825                 6,306
NTL Cable PLC 8.75% 2014                                                                         Euro  1,000                 1,387
Century Communications Corp. 0% 2003(6)                                                              $ 5,000                 4,575
Adelphia Communications Corp. 10.25% 2006(7)                                                           3,500                 3,063
MGM MIRAGE 8.50% 2010                                                                                  6,850                 7,535
Jones Apparel Group, Inc. 4.25% 2009(1)                                                                7,840                 7,515
Technical Olympic USA, Inc. 9.00% 2010                                                                 2,600                 2,704
Technical Olympic USA, Inc. 9.00% 2010                                                                   950                   993
Technical Olympic USA, Inc. 7.50% 2011                                                                 3,750                 3,619
Blockbuster Inc. 9.00% 2012(1)                                                                         7,475                 7,288
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014(1)                                    7,550                 7,210
Payless ShoeSource, Inc. 8.25% 2013                                                                    7,000                 7,210
Regal Cinemas Corp., Series B, 9.375% 2012(4)                                                          6,375                 6,944
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                1,400                 1,468
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                4,225                 4,822
Royal Caribbean Cruises Ltd. 6.875% 2013                                                                 250                   262
PETCO Animal Supplies, Inc. 10.75% 2011                                                                5,750                 6,469
RBS-Zero Editora Jornalistica SA 11.00% 2010(1)                                                        5,492                 5,574
Tenneco Automotive Inc., Series B, 10.25% 2013                                                           750                   840
Tenneco Automotive Inc. 8.625% 2014(1)                                                                 4,810                 4,702
Stoneridge, Inc. 11.50% 2012                                                                           4,830                 5,373
American Media Operations, Inc., Series B, 10.25% 2009                                                   745                   771
American Media Operations, Inc. 8.875% 2011                                                            4,020                 4,161
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                          4,793                 4,895
Grupo Posadas, SA de CV 8.75% 2011(1)                                                                  4,000                 4,280
Grupo Posadas, SA de CV 8.75% 2011(1)                                                                    500                   535
Dana Corp. 5.85% 2015(1)                                                                               5,170                 4,580
Boyd Gaming Corp. 9.25% 2009                                                                           3,500                 3,723
Boyd Gaming Corp. 6.75% 2014                                                                             750                   744
Radio One, Inc., Series B, 8.875% 2011                                                                 4,000                 4,300
Buffets, Inc. 11.25% 2010                                                                              4,000                 4,240
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014(1)                    4,300                 4,150
Carmike Cinemas, Inc. 7.50% 2014                                                                       4,200                 4,142
Lear Corp., Series B, 8.11% 2009                                                                       3,580                 3,878
Hyatt Equities, LLC 6.875% 2007(1)                                                                     3,250                 3,358
Cablevision Systems Corp. 8.00% 2012(1)                                                                2,925                 3,020
MDC Holdings, Inc. 5.50% 2013                                                                          3,000                 2,966
Fisher Communications, Inc. 8.625% 2014                                                                2,750                 2,956
YUM! Brands, Inc. 7.70% 2012                                                                           2,500                 2,911
Argosy Gaming Co. 7.00% 2014                                                                           2,650                 2,879
Office Depot, Inc. 6.25% 2013                                                                          2,750                 2,839
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(1,7)                                   1,990                 2,000
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(7)                                       690                   693
Sealy Mattress Co. 8.25% 2014                                                                          2,500                 2,619
Bombardier Recreational Products Inc. 8.375% 2013                                                      2,425                 2,583
Reader's Digest Association, Inc. 6.50% 2011                                                           2,500                 2,506
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                       2,300                 2,501
LBI Media, Inc. 10.125% 2012                                                                           2,250                 2,486
Dex Media West LLC and Dex Media West Finance Co., Series B, 5.875% 2011                               2,000                 1,930
Dex Media, Inc., Series B, 8.00% 2013                                                                    525                   546
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                    250                   259
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                  2,000                 2,195
Lighthouse International Co. SA 8.00% 2014                                                       Euro  1,750                 2,300
WCI Communities, Inc. 9.125% 2012                                                                    $ 2,000                 2,150
NextMedia Operating, Inc. 10.75% 2011                                                                  1,750                 1,918
La Quinta Properties, Inc. 7.00% 2012                                                                  1,500                 1,526
D.R. Horton, Inc. 6.125% 2014                                                                          1,500                 1,495
Jostens IH Corp. 7.625% 2012                                                                           1,475                 1,468
Boyds Collection, Ltd., Series B, 9.00% 2008                                                           1,501                 1,433
Gaylord Entertainment Co. 8.00% 2013                                                                   1,250                 1,300
Warner Music Group 7.375% 2014                                                                         1,250                 1,294
Videotron Ltee 6.875% 2014                                                                             1,000                 1,010
Warnaco, Inc. 8.875% 2013                                                                                925                   997
Standard Pacific Corp. 5.125% 2009                                                                     1,000                   958
Dillard's, Inc. 6.625% 2018                                                                            1,000                   895
TRW Automotive Acquisition Corp. 9.375% 2013                                                             575                   621
                                                                                                                         2,054,926

TELECOMMUNICATION SERVICES -- 5.82%
SBC Communications Inc. 5.75% 2006                                                                     3,575                 3,641
SBC Communications Inc. 4.125% 2009                                                                   31,345                30,517
SBC Communications Inc. 6.25% 2011                                                                     1,150                 1,222
SBC Communications Inc. 5.10% 2014                                                                    65,010                63,481
SBC Communications Inc. 6.45% 2034                                                                    13,750                14,360
Sprint Capital Corp. 4.78% 2006                                                                       27,225                27,401
Sprint Capital Corp. 6.375% 2009                                                                       3,190                 3,372
Sprint Capital Corp. 7.625% 2011                                                                      32,500                36,219
Sprint Capital Corp. 6.90% 2019                                                                       21,615                23,464
Sprint Capital Corp. 6.875% 2028                                                                       7,550                 8,107
Sprint Capital Corp. 8.75% 2032                                                                       10,000                13,013
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                       91,330                93,080
BellSouth Corp. 4.20% 2009                                                                            37,530                36,709
BellSouth Corp. 4.75% 2012                                                                            27,725                27,116
BellSouth Corp. 5.20% 2016                                                                            22,000                21,525
British Telecommunications PLC 8.375% 2010(2)                                                         70,609                82,128
France Telecom 7.00% 2008(2)                                                                     Euro  3,500                 5,026
France Telecom 8.50% 2011(2)                                                                        $ 62,050                71,085
Vodafone Group PLC 4.25% 2009                                                                    Euro  7,000                 9,456
Vodafone Group PLC 7.75% 2010                                                                       $ 55,210                62,419
Cingular Wireless LLC 5.625% 2006                                                                      5,000                 5,110
AT&T Wireless Services, Inc. 7.875% 2011                                                              15,355                17,486
AT&T Wireless Services, Inc. 8.125% 2012                                                              32,630                38,172
Telecom Italia Capital SA, Series A, 4.00% 2008                                                        1,270                 1,238
Sogerim SA 7.25% 2011                                                                            Euro  2,650                 4,050
Telecom Italia SpA 6.25% 2012                                                                         15,000                22,084
Telecom Italia Capital SA, Series B, 5.25% 2013                                                     $  9,050                 8,956
Telecom Italia Capital SA 4.95% 2014(1)                                                               20,000                19,194
Verizon Global Funding Corp. 6.125% 2007                                                               3,625                 3,762
Verizon Global Funding Corp. 7.25% 2010                                                                7,690                 8,544
Verizon New York Inc., Series A, 6.875% 2012                                                           5,250                 5,731
Verizon Global Funding Corp. 7.375% 2012                                                               7,360                 8,362
Verizon Global Funding Corp. 7.75% 2030                                                               21,500                26,065
ALLTEL Corp. 4.656% 2007                                                                              36,675                36,917
Deutsche Telekom International Finance BV 3.875% 2008                                                  1,100                 1,079
Deutsche Telekom International Finance BV 8.50% 2010(2)                                               24,000                27,631
Deutsche Telekom International Finance BV 8.125% 2012(2)                                         Euro  1,150                 1,889
Deutsche Telekom International Finance BV 8.75% 2030(2)                                             $  3,000                 3,935
Qwest Capital Funding, Inc. 7.75% 2006                                                                 4,455                 4,527
Qwest Capital Funding, Inc. 7.90% 2010                                                                   950                   914
Qwest Services Corp. 13.50% 2010(1)                                                                    5,504                 6,398
Qwest Capital Funding, Inc. 7.25% 2011                                                                 1,000                   937
Qwest Services Corp. 14.00% 2014(1)                                                                   11,150                13,519
U S WEST Capital Funding, Inc. 6.875% 2028                                                             3,825                 2,983
Qwest Capital Funding, Inc. 7.75% 2031                                                                 2,605                 2,214
Koninklijke KPN NV, Series 7, 8.25% 2008                                                        Pound  1,000                 2,044
Koninklijke KPN NV 8.00% 2010                                                                       $ 23,575                26,956
Crown Castle International Corp. 10.75% 2011                                                           5,000                 5,362
Crown Castle International Corp., Series B, 7.50% 2013                                                11,425                12,596
Crown Castle International Corp. 7.50% 2013                                                            4,475                 4,934
CenturyTel, Inc., Series M, 5.00% 2015                                                                24,000                22,536
Singapore Telecommunications Ltd. 6.375% 2011(1)                                                      16,250                17,533
Singapore Telecommunications Ltd. 6.375% 2011                                                          3,475                 3,749
Nextel Communications, Inc. 6.875% 2013                                                                1,495                 1,566
Nextel Communications, Inc. 7.375% 2015                                                               16,800                17,829
American Tower Corp. 9.375% 2009                                                                         936                   987
American Tower Corp. 7.125% 2012                                                                      17,275                17,275
Dobson Communications Corp. 10.875% 2010                                                                  50                    45
Dobson Cellular Systems, Inc. 9.875% 2012(1)                                                          11,500                11,787
Dobson Communications Corp. 8.875% 2013                                                                6,000                 4,740
AT&T Corp. 9.05% 2011(2)                                                                              12,500                14,266
PCCW-HKT Capital Ltd. 8.00% 2011(1,2)                                                                 12,375                14,013
Triton PCS, Inc. 8.75% 2011                                                                            2,000                 1,405
Triton PCS, Inc. 9.375% 2011                                                                           9,500                 6,769
Triton PCS, Inc. 8.50% 2013                                                                            3,000                 2,775
Rogers Wireless Inc. 7.25% 2012                                                                        1,275                 1,307
Rogers Wireless Inc. 7.50% 2015                                                                        6,925                 7,185
Rogers Cantel Inc. 9.75% 2016                                                                          1,250                 1,481
Nextel Partners, Inc. 12.50% 2009                                                                        677                   748
Nextel Partners, Inc. 8.125% 2011                                                                      5,370                 5,732
Nextel Partners, Inc. 8.125% 2011                                                                      3,000                 3,203
NTELOS Inc. 7.85% 2012(2)                                                                              9,000                 9,135
Centennial Cellular Corp. 10.75% 2008                                                                    484                   501
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
   Centennial Puerto Rico Operations Corp. 8.125% 2014(2)                                              8,250                 8,498
Intelsat, Ltd. 7.805% 2012(1,2)                                                                        4,950                 5,049
Intelsat, Ltd. 8.25% 2013(1)                                                                           2,875                 2,918
AirGate PCS, Inc. 9.375% 2009(1)                                                                       6,692                 7,127
Telekom Finanzmanagement GmbH 4.25% 2017                                                         Euro  5,415                 6,900
Cincinnati Bell Inc. 7.25% 2013                                                                      $ 6,800                 6,800
TELUS Corp. 8.00% 2011                                                                                 5,250                 6,087
SK Telecom Co., Ltd. 4.25% 2011(1)                                                                     6,000                 5,729
Valor Communications Group Inc. 7.75% 2015(1)                                                          4,050                 4,050
Cellco Finance NV 12.75% 2005                                                                          3,500                 3,588
SpectraSite, Inc. 8.25% 2010                                                                           2,100                 2,200
SBA Communications Corp. 8.50% 2012(1)                                                                 2,110                 2,194
Millicom International Cellular SA 10.00% 2013(1)                                                      1,500                 1,538
iPCS, Inc. 11.50% 2012                                                                                 1,000                 1,130
US Unwired Inc., Series B, 10.00% 2012                                                                 1,000                 1,113
UbiquiTel Operating Co. 9.875% 2011                                                                      500                   554
GT Group Telecom Inc., units, 13.25% 2010(1,4,7,8)                                                     2,753                    --
                                                                                                                         1,188,972

INDUSTRIALS -- 4.93%
Continental Airlines, Inc., Series 1998-3, Class C-2, 7.25% 2005                                      12,000                11,432
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011                                     14,050                13,503
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011(3)                                  10,000                 9,995
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016(3)                                    10,668                10,030
Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 2016(3)                                     1,863                 1,325
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(3)                                     4,308                 3,605
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019(3)                                    22,378                21,252
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019(3)                                     27,892                27,386
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020(3)                                    10,912                 9,294
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2021(3)                                   8,872                 8,492
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(3)                                   4,210                 4,154
Hutchison Whampoa International Ltd. 7.00% 2011(1)                                                    33,125                36,110
Hutchison Whampoa International Ltd. 6.50% 2013(1)                                                    47,200                49,909
Hutchison Whampoa International Ltd. 6.25% 2014(1)                                                    10,000                10,420
General Electric Capital Corp., Series A, 5.00% 2007                                                  21,500                21,833
General Electric Capital Corp., Series A, 5.375% 2007                                                 13,250                13,543
General Electric Capital Corp., Series A, 7.25% 2007                                           Pound   1,030                 2,036
General Electric Capital Corp., Series A, 3.50% 2008                                                $ 20,000                19,481
General Electric Capital Corp., Series A, 6.00% 2012                                                  15,000                16,005
General Electric Co. 5.00% 2013                                                                       12,750                12,752
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(1,3)                                  32,797                35,082
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013(1,3)                    45,151                48,970
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010(3)                                     12,726                12,883
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(3)                                     32,764                33,178
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                           9,000                 8,301
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                         5,000                 5,111
American Airlines, Inc., Series 1991-C2, 9.73% 2014(3)                                                 6,410                 4,508
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019(3)                                        7,640                 5,057
Tyco International Group SA 6.125% 2008                                                               13,000                13,653
Tyco International Group SA 6.125% 2009                                                                1,500                 1,576
Tyco International Group SA 6.375% 2011                                                               37,765                40,370
Tyco International Group SA 6.50% 2031                                                          Pound  3,250                 6,665
Cendant Corp. 6.875% 2006                                                                           $ 11,755                12,170
Cendant Corp. 6.25% 2008                                                                               9,500                 9,894
Cendant Corp. 7.375% 2013                                                                             23,660                26,769
Bombardier Inc. 6.75% 2012(1)                                                                         10,590                 9,452
Bombardier Inc. 6.30% 2014(1)                                                                         45,230                38,219
Northwest Airlines, Inc. 8.875% 2006                                                                     875                   744
Northwest Airlines, Inc. 8.70% 2007                                                                      400                   292
Northwest Airlines, Inc. 9.875% 2007                                                                  14,325                10,744
Northwest Airlines, Inc. 10.00% 2009                                                                   6,025                 3,796
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012                                        9,955                 9,851
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(3)                                       5,976                 6,046
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2023(3)                       7,543                 7,800
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023(3)                                     2,170                 2,148
Delta Air Lines, Inc. 8.00% 2007(1)                                                                    4,000                 1,850
Delta Air Lines, Inc. 10.00% 2008                                                                      1,500                   668
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011(3)                                       10,056                 9,667
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012                                            3,500                 3,265
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013                                          15,000                14,197
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013(3)                                         10,802                 5,150
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014(3)                                                   7,500                 3,201
Delta Air Lines, Inc., 1991 Equipment Certificates Trust, Series J, 10.00% 2014(1,3)                   5,000                 1,850
Delta Air Lines, Inc. 10.375% 2022                                                                     2,577                   876
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006(3)                                       5,000                 5,090
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006(3)                                         7,500                 7,638
Southwest Airlines Co. 5.25% 2014                                                                     20,000                19,312
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022(3)                            8,000                 8,795
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023(3)                          11,500                12,248
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024(3)                           2,978                 2,858
Allied Waste North America, Inc. 8.50% 2008                                                            7,500                 7,725
Allied Waste North America, Inc., Series B, 8.875% 2008                                                5,250                 5,453
Allied Waste North America, Inc., Series B, 6.50% 2010                                                   500                   488
Allied Waste North America, Inc., Series B, 5.75% 2011                                                 2,500                 2,288
Allied Waste North America, Inc., Series B, 6.125% 2014                                                3,000                 2,693
Allied Waste North America, Inc., Series B, 7.375% 2014                                                3,750                 3,413
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009(3)          2,067                 2,184
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021(3)         12,499                12,331
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022(3)         6,627                 6,957
John Deere Capital Corp. 3.90% 2008                                                                   15,000                14,785
Deere & Co. 8.95% 2019                                                                                 5,000                 5,767
Goodrich Corp. 7.50% 2008                                                                              2,000                 2,167
Goodrich Corp. 7.625% 2012                                                                             9,000                10,458
Caterpillar Financial Services Corp., Series F, 2.35% 2006                                             5,000                 4,888
Caterpillar Financial Services Corp. 2.70% 2008                                                        4,845                 4,589
Caterpillar Inc. 4.50% 2009                                                                            2,500                 2,485
Caterpillar Inc. 7.25% 2009                                                                              300                   331
Holcim Finance SA 4.375% 2014                                                                    Euro  8,860                11,664
Jacuzzi Brands, Inc. 9.625% 2010                                                                    $ 10,000                11,050
Northrop Grumman Corp. 4.079% 2006                                                                     2,000                 1,998
Northrop Grumman Systems Corp. 7.125% 2011                                                             8,000                 8,932
Terex Corp. 9.25% 2011                                                                                 6,625                 7,254
Terex Corp., Class B, 10.375% 2011                                                                     2,725                 2,977
Raytheon Co. 6.55% 2010                                                                                6,000                 6,437
Raytheon Co. 8.30% 2010                                                                                3,000                 3,448
NTK Holdings, Inc. 0%/10.75% 2014(1,5)                                                                 8,400                 4,515
THL Buildco, Inc. 8.50% 2014                                                                           5,025                 4,874
American Standard Inc. 7.625% 2010                                                                     5,000                 5,572
American Standard Inc. 5.50% 2015(1)                                                                   3,300                 3,319
United Air Lines, Inc. 9.00% 2003(6)                                                                   2,000                   173
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012(3,7)                                      8,995                 8,288
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023(1,3)       8,207                 8,323
Lockheed Martin Corp. 8.50% 2029                                                                       6,000                 8,155
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(1)                                       7,350                 7,865
AIR 2 US, Series A, 8.027% 2020(1,3)                                                                   8,515                 7,697
United Rentals (North America), Inc., Series B, 6.50% 2012                                             4,950                 4,839
United Rentals (North America), Inc., Series B, 7.00% 2014                                             2,700                 2,484
Waste Management, Inc. 6.50% 2008                                                                      5,220                 5,538
Waste Management, Inc. 5.00% 2014                                                                        765                   754
Goodman Global Holdings 7.875% 2012(1)                                                                 6,020                 5,538
General Dynamics Corp. 4.50% 2010                                                                      5,000                 4,957
TFM, SA de CV 11.75% 2009                                                                              1,855                 1,864
TFM, SA de CV 12.50% 2012                                                                              2,145                 2,499
Dyncorp International LLC 9.50% 2013(1)                                                                3,950                 3,856
Accuride Corp. 8.50% 2015(1)                                                                           3,325                 3,275
Standard Aero Holdings, Inc. 8.25% 2014(1)                                                             2,950                 3,068
Builders FirstSource, Inc. 7.024% 2012(1,2)                                                            3,000                 2,970
ACIH, Inc. 0%/11.50% 2012(1,5)                                                                         3,390                 2,407
Synagro Technologies, Inc. 9.50% 2009                                                                  2,025                 2,212
K&F Acquisition, Inc. 7.75% 2014(1)                                                                    1,990                 1,940
Kansas City Southern Railway Co. 9.50% 2008                                                            1,500                 1,642
DRS Technologies, Inc. 6.875% 2013(1)                                                                    650                   653
DRS Technologies, Inc. 6.875% 2013                                                                       600                   603
AGCO Corp. 6.875% 2014                                                                             Euro  700                   957
Esterline Technologies Corp. 7.75% 2013                                                              $   825                   862
Argo-Tech Corp. 9.25% 2011                                                                               550                   594
Jet Equipment Trust, Series 1994-A, 11.79% 2013(1,7)                                                   4,000                     0
Jet Equipment Trust, Series 1995-B, 10.91% 2014(1,7)                                                   5,000                     1
Jet Equipment Trust, Series 1995-D, 11.44% 2014(1,7)                                                   2,500                     0
                                                                                                                         1,007,557

UTILITIES -- 3.95%
Edison Mission Energy 10.00% 2008                                                                      3,000                 3,349
Edison Mission Energy 7.73% 2009                                                                      10,125                10,606
Edison Mission Energy 9.875% 2011                                                                     34,160                39,626
Southern California Edison, First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016              4,000                 3,931
Midwest Generation, LLC, Series B, 8.56% 2016(3)                                                       8,000                 8,945
Homer City Funding LLC 8.734% 2026(3)                                                                 20,178                23,457
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                           7,600                 8,512
Duke Capital LLC 4.331% 2006                                                                          20,000                20,021
Duke Capital Corp. 4.37% 2009                                                                          7,500                 7,380
Duke Capital Corp. 7.50% 2009                                                                         23,325                25,722
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010                                      4,500                 4,458
Duke Capital Corp. 6.25% 2013                                                                          9,000                 9,512
Duke Capital Corp. 5.50% 2014                                                                         10,000                 9,992
Duke Capital LLC 5.668% 2014                                                                           4,000                 4,030
Israel Electric Corp. Ltd. 7.75% 2009(1)                                                              27,000                29,502
Israel Electric Corp. Ltd. 7.95% 2011(1)                                                              10,000                11,335
Israel Electric Corp. Ltd. 7.70% 2018(1)                                                               8,500                 9,583
Israel Electric Corp. Ltd. 8.10% 2096(1)                                                              12,000                12,554
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008                                        5,000                 4,879
Commonwealth Edison Co., Series 99, 3.70% 2008                                                         7,125                 6,998
Commonwealth Edison Co., First Mortgage Bonds, Series 102, 4.74% 2010                                 12,500                12,522
Exelon Corp. 6.75% 2011                                                                                2,200                 2,397
Exelon Generation Co., LLC 6.95% 2011                                                                 22,975                25,307
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012                                        3,900                 3,883
Drax Group Ltd., Series A-1, 7.418% 2015(1,2)                                                   Pound  4,603                 8,733
Drax Group Ltd., Series A-2, unit, 8.918% 2015(1,2,9)                                                  5,293                23,781
Drax Group Ltd., Series B, 6.918% 2025(1,2,7)                                                          3,894                 8,160
Dominion Resources, Inc., Series A, 3.66% 2006                                                      $  3,000                 2,978
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                           14,140                14,423
Dominion Resources, Inc., Series 2002-C, 5.70% 2012(2)                                                 1,000                 1,039
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013                                            22,000                21,544
PSEG Power LLC 3.75% 2009                                                                              6,825                 6,579
PSEG Power LLC 7.75% 2011                                                                             18,700                21,326
PSEG Power LLC 5.00% 2014                                                                             11,690                11,465
TXU Corp., Series O, 4.80% 2009(1)                                                                    25,000                24,244
Oncor Electric Delivery Co. 6.375% 2012                                                               10,700                11,487
Ameren Corp. 4.263% 2007                                                                               2,500                 2,496
Cilcorp Inc. 8.70% 2009                                                                                1,000                 1,146
Union Electric Co. 4.65% 2013                                                                         11,000                10,773
Cilcorp Inc. 9.375% 2029                                                                              12,265                17,564
Alabama Power Co., Series U, 2.65% 2006                                                               20,500                20,321
Alabama Power Co., Series R, 4.70% 2010                                                                2,250                 2,247
Southern Power Co., Series B, 6.25% 2012                                                               2,500                 2,690
Reliant Energy Resources Corp. 7.75% 2011                                                              7,000                 7,948
Centerpoint Energy Resources Corp., Series B, 7.875% 2013                                             11,725                13,612
AES Corp. 9.50% 2009                                                                                   4,677                 5,139
AES Corp. 9.375% 2010                                                                                  4,803                 5,319
AES Gener SA 7.50% 2014                                                                                9,000                 8,893
Niagara Mohawk Power Corp., Series G, 7.75% 2008                                                      17,460                19,299
SP PowerAssets Ltd. 3.80% 2008(1)                                                                     10,000                 9,759
SP PowerAssets Ltd. 5.00% 2013(1)                                                                      8,000                 7,991
PacifiCorp, First Mortgage Bonds, 4.30% 2008                                                           3,060                 3,047
PacifiCorp, First Mortgage Bonds, 5.45% 2013                                                           9,775                10,094
Scottish Power PLC 5.375% 2015                                                                         2,000                 1,999
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009                                              4,455                 4,870
Empresa Nacional de Electricidad SA 8.35% 2013                                                         5,000                 5,615
Empresa Nacional de Electricidad SA 8.625% 2015                                                        3,000                 3,470
Constellation Energy Group, Inc. 6.125% 2009                                                          10,500                11,075
Baltimore Gas and Electric Co. 5.20% 2033                                                              3,000                 2,834
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028(3)                                      13,500                13,723
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008                                  6,000                 5,856
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013                                        5,000                 4,642
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033                                   2,000                 1,902
MidAmerican Energy Co. 5.125% 2013                                                                     7,500                 7,573
MidAmerican Energy Co. 4.65% 2014                                                                      5,000                 4,825
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013                                        7,000                 6,900
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage
     Bonds, 5.125% 2013                                                                                5,000                 5,011
Essent NV 4.50% 2013                                                                             Euro  8,410                11,363
Anglian Water Services Financing PLC 4.625% 2013                                                       8,250                11,237
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011                                       $ 7,000                 6,753
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034                                         4,000                 4,121
NGG Finance PLC 6.125% 2011                                                                      Euro  6,980                10,294
Kern River Funding Corp. 4.893% 2018(1,3)                                                           $ 10,087                10,080
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012                             700                   726
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                           3,600                 4,059
Sierra Pacific Resources 8.625% 2014                                                                     900                   963
Nevada Power Co., Series L, 5.875% 2015(1)                                                             2,550                 2,499
Energy East Corp. 6.75% 2012                                                                           7,155                 7,876
Dynegy Holdings Inc. 10.125% 2013(1)                                                                   6,675                 7,309
E.ON International Finance BV 5.75% 2009                                                         Euro  5,000                 7,120
Edison SpA 5.125% 2010                                                                                 4,730                 6,588
NiSource Finance Corp. 6.15% 2013                                                                    $ 5,600                 5,955
FPL Energy National Wind, LLC 5.608% 2024(1,3)                                                         5,000                 4,957
Korea East-West Power Co., Ltd. 4.875% 2011(1)                                                         5,000                 4,911
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011                              5,000                 4,893
Tri-State Generation and Transmission Association Inc., Pass Through Trust,
     Series 2003-A, 6.04% 2018(1,3)                                                                    3,500                 3,667
Equitable Resources, Inc. 5.15% 2018                                                                   2,500                 2,449
Enersis SA 7.375% 2014                                                                                 2,000                 2,086
Wisconsin Gas Co. 5.20% 2015                                                                           2,025                 2,021
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014(1)                                         1,000                 1,008
Appalachian Power Co., Series I, 4.95% 2015                                                            1,000                   970
                                                                                                                           806,798

MATERIALS -- 2.43%
Weyerhaeuser Co. 5.95% 2008                                                                            8,063                 8,413
Weyerhaeuser Co. 5.25% 2009                                                                           13,104                13,372
Weyerhaeuser Co. 6.75% 2012                                                                           11,750                12,923
Weyerhaeuser Co. 7.375% 2032                                                                          10,000                11,728
Weyerhaeuser Co. 6.875% 2033                                                                           3,500                 3,900
Dow Chemical Co. 5.75% 2008                                                                           11,100                11,539
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(1)                                          22,250                21,459
Dow Chemical Co. 5.75% 2009                                                                           13,250                13,834
Norske Skogindustrier ASA 7.625% 2011(1)                                                              28,415                32,068
Norske Skogindustrier ASA 6.125% 2015(1)                                                               6,370                 6,597
Norske Skogindustrier ASA 7.125% 2033(1)                                                               4,100                 4,580
Millennium America Inc. 9.25% 2008                                                                     4,840                 5,215
Equistar Chemicals, LP 10.125% 2008                                                                    5,400                 5,994
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009                                          12,800                13,792
SCA Coordination Center NV 4.50% 2015(1)                                                              25,000                23,484
International Paper Co. 5.375% 2006                                                              Euro  4,500                 6,032
International Paper Co. 4.00% 2010                                                                  $ 16,000                15,407
International Paper Co. 5.85% 2012                                                                     1,500                 1,566
BHP Finance (USA) Ltd. 6.69% 2006                                                                     10,000                10,257
BHP Finance (USA) Ltd. 8.50% 2012                                                                     10,000                12,295
ICI Wilmington, Inc. 4.375% 2008                                                                         200                   198
ICI Wilmington, Inc. 5.625% 2013                                                                      19,165                19,452
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028(3)                                            21,160                17,999
Stone Container Corp. 9.25% 2008                                                                       1,000                 1,070
Stone Container Corp. 9.75% 2011                                                                       3,250                 3,494
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                             11,125                11,487
Stone Container Corp. 8.375% 2012                                                                        750                   778
Phelps Dodge Corp. 8.75% 2011                                                                          7,000                 8,392
Phelps Dodge Corp. 6.125% 2034                                                                         7,500                 7,770
Abitibi-Consolidated Inc. 8.55% 2010                                                                   5,500                 5,610
Abitibi-Consolidated Co. of Canada 8.375% 2015                                                        10,000                 9,775
Owens-Illinois, Inc. 8.10% 2007                                                                        5,750                 5,980
Owens-Illinois, Inc. 7.35% 2008                                                                        5,250                 5,421
Owens-Brockway Glass Container Inc. 8.875% 2009                                                        1,500                 1,609
Owens-Illinois, Inc. 7.50% 2010                                                                        2,250                 2,329
Alcan Inc. 5.20% 2014                                                                                 13,000                13,113
JSG Funding PLC 7.75% 2015                                                                       Euro  2,000                 2,424
JSG Funding PLC 7.75% 2015(1)                                                                        $ 1,200                 1,122
JSG Holdings PLC 11.50% 2015(10)                                                                 Euro  7,750                 9,342
UPM-Kymmene Corp. 6.125% 2012                                                                          7,500                11,074
Associated Materials Inc. 9.75% 2012                                                                 $ 6,850                 7,398
AMH Holdings, Inc. 0%/11.25% 2014(5)                                                                   3,000                 2,100
Building Materials Corp. of America, Series B, 8.00% 2007                                              1,000                 1,030
Building Materials Corp. of America 8.00% 2008                                                           500                   514
Building Materials Corp. of America 7.75% 2014                                                         7,250                 7,286
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                       5,000                 5,575
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014                                                        1,500                 1,485
Georgia-Pacific Corp. 7.50% 2006                                                                       4,050                 4,151
Georgia-Pacific Corp. 8.875% 2031                                                                      2,000                 2,420
Longview Fibre Co. 10.00% 2009                                                                         5,500                 5,940
Stora Enso Oyj 5.125% 2014                                                                       Euro  4,250                 5,913
MeadWestvaco Corp. 2.75% 2005                                                                        $ 5,180                 5,150
Koppers Inc. 9.875% 2013                                                                               4,370                 4,894
Graphic Packaging International, Inc. 8.50% 2011                                                       1,000                 1,055
Graphic Packaging International, Inc. 9.50% 2013                                                       3,500                 3,728
Temple-Inland Inc. 7.875% 2012                                                                         3,900                 4,408
Kappa Beheer BV 12.50% 2009                                                                      Euro  3,000                 4,180
Ainsworth Lumber Co. Ltd. 7.25% 2012(1)                                                              $   650                   640
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                   1,750                 1,671
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                   1,750                 1,671
Yara International ASA 5.25% 2014(1)                                                                   4,000                 3,955
Earle M. Jorgensen Co. 9.75% 2012                                                                      3,600                 3,906
Ispat Inland ULC 9.75% 2014                                                                            3,132                 3,680
Luscar Coal Ltd. 9.75% 2011                                                                            3,300                 3,647
Rhodia SA 8.00% 2010                                                                             Euro  2,000                 2,605
Rhodia 10.25% 2010                                                                                 $     150                   164
Rhodia 8.875% 2011                                                                                       700                   684
Crompton Corp. 8.71% 2010(2)                                                                           2,400                 2,688
Crompton Corp. 9.875% 2012                                                                               500                   575
E.I. du Pont de Nemours and Co. 4.125% 2010                                                            2,700                 2,642
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                2,100                 2,352
Inco Ltd. 7.20% 2032                                                                                   2,000                 2,338
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014(1,3,5)                  1,628                 1,148
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(1,3)                                                    1,023                 1,171
Sino-Forest Corp. 9.125% 2011(1)                                                                       2,065                 2,202
Praxair, Inc. 3.95% 2013                                                                               2,100                 1,942
Foundation PA Coal Co. 7.25% 2014                                                                      1,800                 1,836
Pindo Deli Finance Mauritius Ltd. 10.25% 2002(6)                                                       6,000                 1,830
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014(1)                                      1,500                 1,526
Packaging Corp. of America 4.375% 2008                                                                 1,500                 1,467
Peabody Energy Corp., Series B, 6.875% 2013                                                            1,200                 1,242
Indah Kiat Finance Mauritius Ltd. 10.00% 2007(7)                                                       2,250                 1,226
AEP Industries Inc. 7.875% 2013(1)                                                                     1,200                 1,211
Huntsman LLC 9.91% 2011(1,2)                                                                             275                   296
Huntsman LLC 11.50% 2012(1)                                                                              712                   837
AK Steel Corp. 7.75% 2012                                                                              1,000                   968
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014(5)                            1,254                   953
Nalco Co. 7.75% 2011                                                                                     775                   810
Georgia Gulf Corp. 7.125% 2013                                                                           770                   803
PQ Corp. 7.50% 2013(1)                                                                                   625                   619
Airgas, Inc. 6.25% 2014                                                                                  550                   551
Rockwood Specialties Group, Inc. 7.50% 2014(1)                                                           175                   176
APP International Finance Co. BV 11.75% 2005(7)                                                          275                   155
                                                                                                                           496,308

ENERGY -- 1.67%
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(1,3)                                        59,400                59,103
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(3)                                           6,000                 5,970
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(1,3)                                            45,173                44,138
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(3)                                               2,493                 2,436
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014(1,3)                                            15,025                17,335
Pemex Finance Ltd. 8.875% 2010(3)                                                                     24,000                27,566
Pemex Finance Ltd., Series 1999-2, Class A-2, MBIA insured, 7.33% 2012(3)                              8,105                 9,011
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017(3)                                          11,700                15,497
Pemex Project Funding Master Trust 8.625% 2022                                                           750                   854
ConocoPhillips 4.75% 2012                                                                             26,750                26,620
Port Arthur Finance Corp. 12.50% 2009(3)                                                               1,146                 1,335
Premcor Refining Group Inc. 9.25% 2010                                                                 3,250                 3,591
Premcor Refining Group Inc. 6.125% 2011                                                                5,000                 5,000
Premcor Refining Group Inc. 6.75% 2011                                                                 1,000                 1,028
Premcor Refining Group Inc. 7.75% 2012                                                                 3,875                 4,020
Premcor Refining Group Inc. 9.50% 2013                                                                 2,750                 3,087
Premcor Refining Group Inc. 6.75% 2014                                                                 3,000                 3,015
Delek & Avner-Yam Tethys Ltd. 5.326% 2013(1,3)                                                        17,500                17,288
Sunoco, Inc. 4.875% 2014                                                                              14,830                14,444
Reliance Industries Ltd. 10.25% 2097(1)                                                                8,750                 9,708
Devon Financing Corp., ULC 6.875% 2011                                                                 8,500                 9,371
Newfield Exploration Co. 7.625% 2011                                                                   3,000                 3,240
Newfield Exploration Co. 8.375% 2012                                                                   2,775                 3,011
Newfield Exploration Co. 6.625% 2014                                                                   2,000                 2,035
Williams Companies, Inc. 7.125% 2011                                                                     500                   524
Williams Companies, Inc. 7.875% 2021                                                                   2,000                 2,190
Williams Companies, Inc. 8.75% 2032                                                                    4,340                 5,175
ChevronTexaco Capital Co. 3.50% 2007                                                                   7,000                 6,894
OXYMAR 7.50% 2016(1)                                                                                   5,500                 5,659
Petrozuata Finance, Inc., Series B, 8.22% 2017(1,3)                                                    5,250                 4,961
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014(1)                                   5,225                 4,885
Teekay Shipping Corp. 8.875% 2011                                                                      4,250                 4,760
El Paso Corp. 7.75% 2032                                                                               5,000                 4,738
General Maritime Corp. 10.00% 2013                                                                     4,000                 4,470
American Commercial Lines Inc. 9.50% 2015(1)                                                           2,975                 3,087
Overseas Shipholding Group, Inc. 8.25% 2013                                                            2,500                 2,688
PETRONAS Capital Ltd. 7.00% 2012(1)                                                                    2,250                 2,483
Apache Corp. 6.25% 2012                                                                                1,000                 1,092
                                                                                                                           342,309

HEALTH CARE -- 1.33%
Allegiance Corp. 7.30% 2006                                                                            2,000                 2,074
Cardinal Health, Inc. 6.25% 2008                                                                       3,000                 3,126
Cardinal Health, Inc. 6.75% 2011                                                                      21,125                22,796
Cardinal Health, Inc. 4.00% 2015                                                                       6,050                 5,359
Allegiance Corp. 7.00% 2026                                                                           12,885                14,093
Columbia/HCA Healthcare Corp. 6.91% 2005                                                               9,410                 9,516
HCA Inc. 7.125% 2006                                                                                   9,065                 9,372
Columbia/HCA Healthcare Corp. 8.85% 2007                                                               2,000                 2,134
HCA Inc. 5.50% 2009                                                                                    3,250                 3,230
Columbia/HCA Healthcare Corp. 8.70% 2010                                                               1,750                 1,949
HCA Inc. 6.95% 2012                                                                                    3,000                 3,129
HCA Inc. 6.25% 2013                                                                                    2,500                 2,493
HCA Inc. 6.75% 2013                                                                                    2,000                 2,059
Columbia/HCA Healthcare Corp. 7.69% 2025                                                               5,000                 5,166
UnitedHealth Group Inc. 7.50% 2005                                                                    13,000                13,261
UnitedHealth Group Inc. 5.20% 2007                                                                     8,000                 8,142
UnitedHealth Group Inc. 3.75% 2009                                                                     2,500                 2,428
UnitedHealth Group Inc. 4.125% 2009                                                                    8,000                 7,865
UnitedHealth Group Inc. 5.00% 2014                                                                     5,000                 4,965
Wyeth 4.375% 2008(2)                                                                                   2,125                 2,113
Wyeth 5.50% 2013(2)                                                                                   24,000                24,435
Amgen Inc. 4.00% 2009(1)                                                                              24,000                23,401
Humana Inc. 7.25% 2006                                                                                 5,000                 5,181
Humana Inc. 6.30% 2018                                                                                12,000                12,499
Tenet Healthcare Corp. 7.375% 2013                                                                     3,000                 2,842
Tenet Healthcare Corp. 9.875% 2014                                                                     7,300                 7,628
Tenet Healthcare Corp. 9.25% 2015(1)                                                                   3,000                 3,007
Schering-Plough Corp. 5.55% 2013(2)                                                                   11,750                12,024
Bristol-Myers Squibb Co. 4.00% 2008                                                                   10,000                 9,854
Hospira, Inc. 4.95% 2009                                                                               7,391                 7,445
Hospira, Inc. 5.90% 2014                                                                               2,000                 2,086
Quintiles Transnational Corp. 10.00% 2013                                                              6,000                 6,780
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(1,5)                                         1,750                 1,242
Aetna Inc. 7.875% 2011                                                                                 5,000                 5,751
Warner Chilcott Corp. 8.75% 2015(1)                                                                    5,490                 5,545
Health Net, Inc. 9.875% 2011(2)                                                                        4,000                 4,768
Wellpoint, Inc. 3.75% 2007(1)                                                                          4,000                 3,928
Concentra Operating Corp. 9.125% 2012                                                                  3,000                 3,195
Team Health, Inc. 9.00% 2012                                                                           3,250                 3,193
MedCath Holdings Corp. 9.875% 2012                                                                       800                   864
                                                                                                                           270,938

CONSUMER STAPLES -- 1.25%
CVS Corp. 6.117% 2013(1,3)                                                                            27,557                29,006
CVS Corp. 5.789% 2026(1,3)                                                                            15,069                15,359
CVS Corp. 5.298% 2027(1,3)                                                                            27,937                27,964
Wal-Mart Stores, Inc. 5.45% 2006                                                                      10,000                10,198
Wal-Mart Stores, Inc. 3.375% 2008                                                                     12,000                11,638
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011                1,500                 1,673
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                    17,750                19,436
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                  2,325                 2,377
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                  4,610                 5,083
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(3)                                           932                   969
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(3)                                         7,095                 7,734
Nabisco, Inc. 7.05% 2007                                                                               6,500                 6,840
Nabisco, Inc. 7.55% 2015                                                                               5,105                 6,033
Kraft Foods Inc. 6.50% 2031                                                                            2,000                 2,216
Jean Coutu Group (PJC) Inc. 7.625% 2012                                                                  800                   820
Jean Coutu Group (PJC) Inc. 8.50% 2014                                                                13,150                12,838
Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009                                         Euro  4,250                 5,711
Cadbury Schweppes US Finance LLC 5.125% 2013(1)                                                      $ 6,750                 6,718
Pepsi Bottling Group, Inc. 5.625% 2009(1)                                                              9,000                 9,375
Anheuser-Busch Cos. Inc. 9.00% 2009                                                                    7,750                 9,105
SUPERVALU INC. 7.50% 2012                                                                              7,580                 8,708
Gold Kist Inc. 10.25% 2014                                                                             6,783                 7,767
Kellogg Co. 6.60% 2011                                                                                 4,000                 4,365
Kellogg Co. 7.45% 2031                                                                                 2,000                 2,489
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                        5,530                 5,724
Rite Aid Corp. 6.875% 2013                                                                             2,675                 2,501
Rite Aid Corp. 9.25% 2013                                                                              2,075                 2,075
Rite Aid Corp. 7.50% 2015(1)                                                                           1,000                   965
Pathmark Stores, Inc. 8.75% 2012                                                                       5,565                 5,440
Diageo Capital PLC 3.50% 2007                                                                          5,000                 4,912
PepsiAmericas, Inc. 4.875% 2015                                                                        4,000                 3,923
Delhaize America, Inc. 8.125% 2011                                                                     3,500                 3,908
Winn-Dixie Stores, Inc. 8.875% 2008(7)                                                                 2,300                 1,288
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017(1,3,16)                           2,071                 1,565
Playtex Products, Inc. 9.375% 2011                                                                     2,375                 2,482
Stater Bros. Holdings Inc. 6.51% 2010(2)                                                                 475                   473
Stater Bros. Holdings Inc. 8.125% 2012                                                                 1,800                 1,746
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                      1,500                 1,627
Rayovac Corp. 7.375% 2015(1)                                                                           1,430                 1,376
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                       300                   296
                                                                                                                           254,723

INFORMATION TECHNOLOGY -- 1.05%
Electronic Data Systems Corp. 6.334% 2006                                                             18,000                18,447
Electronic Data Systems Corp. 7.125% 2009                                                             39,245                42,223
Electronic Data Systems Corp., Series B, 6.50% 2013(2)                                                52,875                54,161
Motorola, Inc. 8.00% 2011                                                                             30,480                35,323
Motorola, Inc. 7.50% 2025                                                                              5,000                 5,747
Motorola, Inc. 6.50% 2028                                                                              3,695                 3,859
Motorola, Inc. 5.22% 2097                                                                              6,250                 5,029
Solectron Corp. 9.625% 2009                                                                           10,125                10,960
Hyundai Semiconductor America, Inc. 8.625% 2007(1)                                                    10,150                10,475
Micron Technology, Inc. 6.50% 2005(1,3)                                                                9,952                 9,903
Sanmina-SCI Corp. 10.375% 2010                                                                         1,000                 1,125
Sanmina-SCI Corp. 6.75% 2013(1)                                                                        7,500                 7,069
Jabil Circuit, Inc. 5.875% 2010                                                                        4,750                 4,910
Viasystems, Inc. 10.50% 2011                                                                           2,550                 2,537
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011(1)                      1,750                 1,776
Flextronics International Ltd. 6.50% 2013                                                                925                   923
Semiconductor Note Participation Trust 10% 2011(1)                                                       214                   191
Exodus Communications, Inc. 11.625% 2010(3,4,7)                                                        1,147                    --
                                                                                                                           214,658

MORTGAGE-BACKED OBLIGATIONS(3) -- 16.41%
Fannie Mae 7.00% 2009                                                                                    149                   157
Fannie Mae 7.50% 2009                                                                                    188                   199
Fannie Mae 7.50% 2009                                                                                    148                   156
Fannie Mae 7.50% 2009                                                                                     86                    91
Fannie Mae 7.50% 2009                                                                                     54                    56
Fannie Mae 7.50% 2009                                                                                     50                    52
Fannie Mae 7.50% 2009                                                                                     38                    40
Fannie Mae 7.50% 2009                                                                                     29                    31
Fannie Mae 8.50% 2009                                                                                    193                   198
Fannie Mae 9.50% 2009                                                                                     42                    45
Fannie Mae 7.00% 2010                                                                                    119                   125
Fannie Mae, Series 2000-T5B, 7.30% 2010                                                               57,100                63,975
Fannie Mae, Series 2001-T6B, 6.088% 2011                                                              48,000                51,336
Fannie Mae 4.89% 2012                                                                                 25,000                25,063
Fannie Mae 4.00% 2015                                                                                 40,000                39,003
Fannie Mae 6.00% 2016                                                                                  6,109                 6,316
Fannie Mae 6.00% 2016                                                                                  3,166                 3,273
Fannie Mae 6.00% 2016                                                                                  2,993                 3,094
Fannie Mae 6.00% 2016                                                                                  1,784                 1,844
Fannie Mae 7.00% 2016                                                                                    449                   473
Fannie Mae 11.50% 2016                                                                                   928                 1,054
Fannie Mae 6.00% 2017                                                                                  2,006                 2,074
Fannie Mae 5.00% 2018                                                                                 22,601                22,648
Fannie Mae 5.00% 2018                                                                                 12,130                12,155
Fannie Mae 5.50% 2018                                                                                  4,279                 4,366
Fannie Mae 9.00% 2018                                                                                     63                    69
Fannie Mae 10.00% 2018                                                                                   645                   720
Fannie Mae 4.50% 2019                                                                                  8,653                 8,468
Fannie Mae 5.50% 2019                                                                                 45,353                46,276
Fannie Mae 5.50% 2019                                                                                 16,100                16,435
Fannie Mae 12.00% 2019                                                                                   782                   904
Fannie Mae, Series 90-93, Class G, 5.50% 2020                                                             63                    64
Fannie Mae 11.00% 2020                                                                                   283                   320
Fannie Mae 11.259% 2020(2)                                                                               729                   835
Fannie Mae 9.00% 2022                                                                                    282                   305
Fannie Mae 7.50% 2023                                                                                    227                   244
Fannie Mae 8.00% 2023                                                                                     72                    78
Fannie Mae 8.00% 2023                                                                                     48                    52
Fannie Mae, Series 2001-4, Class GA, 10.239% 2025(2)                                                   1,330                 1,524
Fannie Mae, Series 2001-4, Class NA, 11.83% 2025(2)                                                    6,878                 7,880
Fannie Mae 4.504% 2026(2)                                                                              1,278                 1,307
Fannie Mae 7.00% 2026                                                                                  2,387                 2,527
Fannie Mae 8.50% 2027                                                                                     18                    20
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028                                                       3,469                 3,465
Fannie Mae 7.00% 2028                                                                                  1,156                 1,223
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                     10,301                10,886
Fannie Mae 8.00% 2028                                                                                    118                   128
Fannie Mae 6.50% 2029                                                                                    477                   490
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                      1,552                 1,636
Fannie Mae 7.50% 2029                                                                                    145                   156
Fannie Mae 7.50% 2029                                                                                    131                   140
Fannie Mae 7.00% 2030                                                                                    353                   373
Fannie Mae 7.50% 2030                                                                                    417                   447
Fannie Mae 6.50% 2031                                                                                  2,057                 2,137
Fannie Mae 6.50% 2031                                                                                  1,234                 1,282
Fannie Mae 6.50% 2031                                                                                    722                   751
Fannie Mae 6.50% 2031                                                                                    228                   237
Fannie Mae 7.00% 2031                                                                                    783                   826
Fannie Mae 7.50% 2031                                                                                  1,040                 1,114
Fannie Mae 7.50% 2031                                                                                    125                   134
Fannie Mae, Series 2001-20, Class E, 9.599% 2031(2)                                                      247                   277
Fannie Mae, Series 2001-20, Class C, 12.00% 2031(2)                                                      301                   348
Fannie Mae 6.00% 2032                                                                                  1,233                 1,262
Fannie Mae 6.50% 2032                                                                                 13,346                13,869
Fannie Mae 6.50% 2032                                                                                  8,411                 8,738
Fannie Mae 7.00% 2032                                                                                    500                   527
Fannie Mae 3.794% 2033(2)                                                                              5,422                 5,344
Fannie Mae 5.00% 2033                                                                                  5,914                 5,802
Fannie Mae 5.50% 2033                                                                                104,290               104,636
Fannie Mae 5.50% 2034                                                                                 17,380                17,421
Fannie Mae 5.50% 2034                                                                                 14,736                14,771
Fannie Mae 6.00% 2034                                                                                 81,437                83,291
Fannie Mae 6.00% 2034                                                                                  3,813                 3,900
Fannie Mae 6.00% 2034                                                                                  3,757                 3,843
Fannie Mae 6.00% 2034                                                                                  2,692                 2,754
Fannie Mae 6.00% 2034                                                                                    596                   611
Fannie Mae 6.50% 2034                                                                                 12,486                12,976
Fannie Mae 5.50% 2035                                                                                117,700               117,874
Fannie Mae 5.50% 2035                                                                                 14,148                14,188
Fannie Mae 6.00% 2035                                                                                 19,725                20,114
Fannie Mae 6.00% 2035                                                                                 13,400                13,705
Fannie Mae 6.00% 2035                                                                                  4,511                 4,618
Fannie Mae 6.00% 2035                                                                                  4,108                 4,208
Fannie Mae 6.00% 2035                                                                                  2,915                 2,982
Fannie Mae 6.00% 2035                                                                                  1,380                 1,415
Fannie Mae 6.00% 2035                                                                                  1,032                 1,058
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                                 18,274                18,193
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                    15,222                15,858
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                       4,898                 5,175
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                      11,140                11,724
Freddie Mac 8.25% 2007                                                                                   115                   118
Freddie Mac 8.25% 2007                                                                                    30                    31
Freddie Mac 8.50% 2007                                                                                    19                    19
Freddie Mac, Series H009, Class A-2, 1.876% 2008(2)                                                    3,508                 3,455
Freddie Mac 8.00% 2008                                                                                    19                    19
Freddie Mac 8.50% 2008                                                                                    53                    55
Freddie Mac 8.50% 2008                                                                                    50                    51
Freddie Mac 8.50% 2008                                                                                    22                    23
Freddie Mac 8.50% 2008                                                                                     8                     8
Freddie Mac 8.75% 2008                                                                                   131                   137
Freddie Mac 8.75% 2008                                                                                    44                    46
Freddie Mac 8.75% 2008                                                                                    21                    22
Freddie Mac 8.75% 2008                                                                                    18                    19
Freddie Mac 8.00% 2009                                                                                    11                    11
Freddie Mac 8.50% 2009                                                                                   235                   245
Freddie Mac 8.00% 2010                                                                                     2                     2
Freddie Mac 8.50% 2010                                                                                   208                   218
Freddie Mac 8.50% 2010                                                                                   163                   168
Freddie Mac 4.00% 2015                                                                                55,000                52,753
Freddie Mac 6.00% 2017                                                                                 1,005                 1,038
Freddie Mac 6.00% 2017                                                                                 1,003                 1,036
Freddie Mac, Series 2310, Class A, 10.575% 2017(2)                                                     1,584                 1,768
Freddie Mac 5.00% 2018                                                                                31,670                31,758
Freddie Mac 11.00% 2018                                                                                  193                   216
Freddie Mac 8.50% 2020                                                                                   358                   385
Freddie Mac 8.50% 2020                                                                                   150                   162
Freddie Mac, Series 41, Class F, 10.00% 2020                                                             269                   269
Freddie Mac, Series 178, Class Z, 9.25% 2021                                                             188                   188
Freddie Mac 8.00% 2026                                                                                   212                   229
Freddie Mac 8.50% 2027                                                                                    45                    48
Freddie Mac 5.00% 2033                                                                                12,650                12,413
Freddie Mac 6.00% 2033                                                                                17,557                17,975
Freddie Mac 6.00% 2033                                                                                 4,881                 4,997
Freddie Mac 6.00% 2034                                                                               285,028               291,809
Freddie Mac 6.00% 2034                                                                                26,327                26,954
Freddie Mac 6.00% 2034                                                                                25,727                26,379
Freddie Mac 6.00% 2034                                                                                20,394                20,879
Freddie Mac 6.00% 2034                                                                                18,781                19,228
Freddie Mac 6.00% 2034                                                                                17,760                18,182
Freddie Mac 6.00% 2034                                                                                14,386                14,728
Freddie Mac 6.00% 2034                                                                                13,367                13,685
Freddie Mac 6.00% 2034                                                                                11,673                11,950
Freddie Mac 6.00% 2034                                                                                11,538                11,813
Freddie Mac 6.00% 2034                                                                                 9,443                 9,667
Freddie Mac 6.00% 2035                                                                                23,594                24,215
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                    10,475                10,399
CS First Boston Mortgage Securities Corp., Series 2002-FL2, Class A-2, 3.184% 2010(1,2)                5,581                 5,578
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032                     4,357                 4,412
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032                       414                   421
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.325% 2033(2)              2,232                 2,224
CS First Boston Mortgage Securities Corp., Series 2003-23, Class V-A-1, 6.00% 2033                    13,429                13,619
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033                    21,410                22,040
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033                     5,875                 6,075
CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class VII-A-2, 4.608% 2034(2)             28,558                28,335
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                    13,000                13,157
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034                    20,988                21,305
CS First Boston Mortgage Securities Corp., Series 2004-3, Class IV-A-1, 6.00% 2034                     1,463                 1,487
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034                     9,000                 9,382
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035                     1,794                 1,761
CS First Boston Mortgage Securities Corp., Series 2005-3, Class III-A-27, 5.50% 2035                  27,358                27,867
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035                     53,915                57,831
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103% 2036                    17,992                18,738
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1, 3.883% 2037                     12,039                11,876
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037                    3,274                 3,297
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039                     20,600                19,896
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.852% 2041(2)                     5,250                 5,899
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019                2,288                 2,296
WaMu Mortgage Pass-Through Certificates Trust, WMALT Series 2005-1, Class 6-A-1, 6.50% 2020            3,000                 3,102
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033(2)             41,539                40,915
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(2)                 8,744                 8,613
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033(2)              8,274                 8,208
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.361% 2033(2)             21,067                20,850
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.641% 2034(2)              46,622                46,150
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                      44,550                47,110
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030                      14,160                14,937
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032                     15,509                16,511
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1, 7.656% 2032                      6,169                 6,234
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                     18,350                20,492
Residential Accredit Loans, Inc., Series 2005-QS16, Class 1-A-1, 5.50% 2034                           20,545                20,595
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034                                66,673                67,733
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034                              2,485                 2,539
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.011% 2033(2)                                    40,641                40,050
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.13% 2033(2)                                    10,852                10,723
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.131% 2033(2)                                   8,595                 8,585
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.326% 2034(2)                                     21,969                21,680
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.031% 2034(2)                                   3,374                 3,372
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030                3,551                 3,645
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only,
     0.275% 2031(2)                                                                                  252,472                 3,946
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X,
     interest only, 0.775% 2031(1,2)                                                                 155,287                 6,354
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032              16,480                18,344
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035             38,304                37,580
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041             4,730                 4,737
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041            10,000                 9,759
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                       56,200                60,915
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.48% 2016(1,2)                            25,974                26,065
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class A-1, 6.34% 2030                                   506                   509
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                17,000                17,927
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-1, 6.12% 2031                                5,400                 5,508
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031                               10,000                10,619
Merrill Lynch Mortgage Investors, Inc., Series 1995-C2, Class D, 7.104% 2021(2)                          207                   214
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.61% 2033(2)                     24,283                24,220
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.657% 2034(2)                  35,257                35,304
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033(2)                 33,681                32,970
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033(2)                  9,704                 9,577
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.532% 2033(2)                 11,900                11,776
Government National Mortgage Assn. 7.50% 2007                                                             47                    49
Government National Mortgage Assn. 6.50% 2008                                                            250                   263
Government National Mortgage Assn. 6.50% 2008                                                             71                    75
Government National Mortgage Assn. 7.50% 2008                                                             74                    77
Government National Mortgage Assn. 7.50% 2008                                                             74                    76
Government National Mortgage Assn. 7.50% 2008                                                             58                    60
Government National Mortgage Assn. 7.50% 2008                                                             46                    47
Government National Mortgage Assn. 7.50% 2008                                                             21                    22
Government National Mortgage Assn. 6.50% 2009                                                            105                   111
Government National Mortgage Assn. 7.50% 2009                                                             89                    94
Government National Mortgage Assn. 7.50% 2009                                                             83                    88
Government National Mortgage Assn. 7.50% 2009                                                             77                    82
Government National Mortgage Assn. 7.50% 2009                                                             75                    78
Government National Mortgage Assn. 7.50% 2009                                                             63                    66
Government National Mortgage Assn. 7.50% 2009                                                             57                    59
Government National Mortgage Assn. 7.50% 2009                                                             54                    57
Government National Mortgage Assn. 9.00% 2009                                                            835                   878
Government National Mortgage Assn. 9.50% 2009                                                            861                   917
Government National Mortgage Assn. 9.50% 2009                                                             64                    69
Government National Mortgage Assn. 9.00% 2016                                                            174                   190
Government National Mortgage Assn. 8.00% 2017                                                             45                    48
Government National Mortgage Assn. 9.00% 2017                                                             50                    55
Government National Mortgage Assn. 9.50% 2019                                                            297                   328
Government National Mortgage Assn. 8.50% 2020                                                             96                   103
Government National Mortgage Assn. 8.50% 2020                                                             48                    52
Government National Mortgage Assn. 9.50% 2020                                                            139                   154
Government National Mortgage Assn. 10.00% 2020                                                         1,094                 1,231
Government National Mortgage Assn. 7.50% 2021                                                             94                   101
Government National Mortgage Assn. 7.50% 2021                                                             12                    13
Government National Mortgage Assn. 8.50% 2021                                                            383                   418
Government National Mortgage Assn. 8.50% 2021                                                            235                   257
Government National Mortgage Assn. 8.50% 2021                                                            133                   145
Government National Mortgage Assn. 8.50% 2021                                                             51                    56
Government National Mortgage Assn. 9.00% 2021                                                             71                    79
Government National Mortgage Assn. 10.00% 2021                                                         2,516                 2,812
Government National Mortgage Assn. 7.00% 2022                                                            171                   182
Government National Mortgage Assn. 7.00% 2022                                                             97                   102
Government National Mortgage Assn. 7.00% 2022                                                             47                    50
Government National Mortgage Assn. 7.50% 2022                                                            128                   138
Government National Mortgage Assn. 7.50% 2022                                                             83                    89
Government National Mortgage Assn. 7.50% 2022                                                             63                    67
Government National Mortgage Assn. 7.50% 2022                                                             51                    55
Government National Mortgage Assn. 7.50% 2022                                                             51                    54
Government National Mortgage Assn. 7.50% 2022                                                             44                    47
Government National Mortgage Assn. 8.00% 2022                                                            340                   367
Government National Mortgage Assn. 9.00% 2022                                                             46                    51
Government National Mortgage Assn. 7.00% 2023                                                            380                   403
Government National Mortgage Assn. 7.50% 2023                                                            669                   719
Government National Mortgage Assn. 7.50% 2023                                                            349                   375
Government National Mortgage Assn. 7.50% 2023                                                            141                   152
Government National Mortgage Assn. 7.50% 2023                                                            129                   139
Government National Mortgage Assn. 7.50% 2023                                                            118                   127
Government National Mortgage Assn. 7.50% 2023                                                            104                   111
Government National Mortgage Assn. 7.50% 2023                                                             96                   103
Government National Mortgage Assn. 7.50% 2023                                                             82                    88
Government National Mortgage Assn. 7.50% 2023                                                             73                    79
Government National Mortgage Assn. 7.50% 2023                                                             62                    66
Government National Mortgage Assn. 7.50% 2023                                                             59                    63
Government National Mortgage Assn. 7.50% 2023                                                             58                    63
Government National Mortgage Assn. 7.50% 2023                                                             44                    48
Government National Mortgage Assn. 7.50% 2023                                                             43                    46
Government National Mortgage Assn. 7.50% 2023                                                             40                    42
Government National Mortgage Assn. 7.50% 2023                                                             35                    38
Government National Mortgage Assn. 7.50% 2023                                                             35                    37
Government National Mortgage Assn. 7.50% 2023                                                             33                    35
Government National Mortgage Assn. 7.50% 2023                                                             31                    33
Government National Mortgage Assn. 7.50% 2023                                                             30                    32
Government National Mortgage Assn. 7.50% 2023                                                             28                    30
Government National Mortgage Assn. 7.50% 2023                                                             26                    28
Government National Mortgage Assn. 7.50% 2023                                                             24                    26
Government National Mortgage Assn. 7.50% 2023                                                             22                    24
Government National Mortgage Assn. 7.50% 2023                                                              6                     7
Government National Mortgage Assn. 8.00% 2023                                                          1,200                 1,296
Government National Mortgage Assn. 8.00% 2023                                                            729                   787
Government National Mortgage Assn. 8.00% 2023                                                            111                   120
Government National Mortgage Assn. 8.00% 2023                                                             50                    54
Government National Mortgage Assn. 8.00% 2023                                                             49                    53
Government National Mortgage Assn. 8.00% 2023                                                             30                    33
Government National Mortgage Assn. 8.00% 2023                                                             22                    24
Government National Mortgage Assn. 8.00% 2023                                                             15                    16
Government National Mortgage Assn. 8.50% 2023                                                             48                    53
Government National Mortgage Assn. 7.00% 2024                                                          3,213                 3,405
Government National Mortgage Assn. 7.00% 2024                                                          2,767                 2,933
Government National Mortgage Assn. 7.50% 2024                                                            328                   355
Government National Mortgage Assn. 7.50% 2024                                                            244                   262
Government National Mortgage Assn. 7.50% 2024                                                            120                   130
Government National Mortgage Assn. 7.50% 2024                                                             68                    74
Government National Mortgage Assn. 7.50% 2024                                                             68                    73
Government National Mortgage Assn. 7.50% 2024                                                             63                    67
Government National Mortgage Assn. 7.50% 2024                                                             58                    63
Government National Mortgage Assn. 7.50% 2024                                                             47                    51
Government National Mortgage Assn. 7.50% 2024                                                             46                    50
Government National Mortgage Assn. 7.50% 2024                                                             45                    48
Government National Mortgage Assn. 7.50% 2024                                                             36                    39
Government National Mortgage Assn. 7.50% 2024                                                             28                    30
Government National Mortgage Assn. 7.50% 2024                                                             25                    27
Government National Mortgage Assn. 8.00% 2024                                                             23                    25
Government National Mortgage Assn. 8.50% 2024                                                             45                    49
Government National Mortgage Assn. 8.50% 2024                                                             28                    31
Government National Mortgage Assn. 7.00% 2025                                                          2,497                 2,646
Government National Mortgage Assn. 7.00% 2025                                                          1,040                 1,103
Government National Mortgage Assn. 7.00% 2026                                                            954                 1,018
Government National Mortgage Assn. 7.00% 2026                                                            944                 1,008
Government National Mortgage Assn. 7.00% 2026                                                            268                   286
Government National Mortgage Assn. 8.00% 2026                                                             65                    70
Government National Mortgage Assn. 8.00% 2026                                                             61                    66
Government National Mortgage Assn. 8.00% 2026                                                             34                    37
Government National Mortgage Assn. 7.50% 2027                                                             74                    80
Government National Mortgage Assn. 8.50% 2027                                                             31                    34
Government National Mortgage Assn. 6.50% 2028                                                            895                   939
Government National Mortgage Assn. 7.00% 2028                                                          2,712                 2,888
Government National Mortgage Assn. 7.00% 2028                                                            575                   612
Government National Mortgage Assn. 7.50% 2028                                                             71                    77
Government National Mortgage Assn. 7.50% 2028                                                             41                    44
Government National Mortgage Assn. 7.50% 2028                                                             24                    26
Government National Mortgage Assn. 7.50% 2028                                                             20                    21
Government National Mortgage Assn. 7.50% 2028                                                             17                    18
Government National Mortgage Assn. 7.50% 2028                                                             16                    17
Government National Mortgage Assn. 7.50% 2028                                                             13                    14
Government National Mortgage Assn. 8.50% 2028                                                             62                    68
Government National Mortgage Assn. 8.50% 2028                                                             26                    28
Government National Mortgage Assn. 7.00% 2029                                                          1,695                 1,803
Government National Mortgage Assn. 7.00% 2029                                                          1,477                 1,571
Government National Mortgage Assn. 7.00% 2029                                                            980                 1,042
Government National Mortgage Assn. 7.00% 2029                                                            702                   747
Government National Mortgage Assn. 7.00% 2029                                                            538                   572
Government National Mortgage Assn. 7.50% 2029                                                            118                   127
Government National Mortgage Assn. 8.00% 2029                                                            358                   387
Government National Mortgage Assn. 8.50% 2029                                                             45                    49
Government National Mortgage Assn. 7.50% 2030                                                            858                   925
Government National Mortgage Assn. 8.00% 2030                                                          1,188                 1,284
Government National Mortgage Assn. 8.00% 2030                                                          1,136                 1,228
Government National Mortgage Assn. 8.00% 2030                                                            952                 1,030
Government National Mortgage Assn. 8.00% 2030                                                            742                   803
Government National Mortgage Assn. 8.00% 2030                                                            342                   370
Government National Mortgage Assn. 8.00% 2030                                                            310                   336
Government National Mortgage Assn. 8.00% 2030                                                             49                    53
Government National Mortgage Assn. 7.00% 2031                                                            906                   961
Government National Mortgage Assn. 7.00% 2031                                                            610                   648
Government National Mortgage Assn. 7.50% 2032                                                          2,081                 2,240
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033(1)                  3,910                 4,027
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033                    17,250                18,613
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035                     9,472                 9,822
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035                    16,420                17,671
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.491% 2033(2)                         6,265                 6,140
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.768% 2033(2)                            14,567                14,295
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.722% 2034(2)                            17,438                17,329
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.243% 2034(2)                           8,771                 8,729
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(1)                                            42,486                44,806
Deutsche Genossenschafts-Hypothekenbank AG 5.25% 2009                                           Euro  29,447                41,582
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1,
     Class A-1, 3.972% 2039                                                                           16,718                16,280
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1,
     Class A-2, 4.625% 2046                                                                           25,000                24,935
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.713% 2034(2)                               34,823                34,920
Morgan Stanley Mortgage Trust, Series 2004-3, Class 3-A, 6.00% 2034                                    5,320                 5,400
Mastr Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033                                   1,174                 1,188
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034                                   2,292                 2,325
Mastr Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035                                  19,886                20,147
Mastr Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035                                   5,000                 4,997
Mastr Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035                                   6,940                 7,075
Mastr Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035                                   1,000                 1,035
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.215% 2030(2)                              31,076                32,518
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.215% 2030(2)                               3,750                 3,988
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                           17,038                17,088
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035                          3,887                 3,906
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035                          12,057                12,284
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035                          1,849                 1,877
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59% 2034                      4,306                 4,329
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035                   17,468                18,404
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036                    9,106                 8,870
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ3, Class A-1, 3.48% 2037                     3,253                 3,211
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029                     14,690                15,382
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 6.997% 2029                        8,300                 8,793
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035                         9,000                 9,555
Realkredit Danmark A/S, Series 23D, 5.00% 2035                                                   DKr 184,794                32,595
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
     Series 1999-1, Class A-2, 7.439% 2031                                                             5,000                 5,519
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
     Series 1999-1, Class B, 7.619% 2031                                                              17,125                19,056
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
     Series 1999-1, Class C, 7.625% 2031                                                               5,000                 5,554
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                              415                   431
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033                           17,590                19,124
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038                             3,658                 3,761
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038                             2,500                 2,671
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042                      24,000                24,014
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.539% 2027(1,2)                         10,439                10,847
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.743% 2027(1,2)                          3,684                 3,832
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.922% 2028(1,2)                          2,459                 2,576
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033(2)                          3,238                 3,214
Bank of America, NA and First Union National Bank Commercial Mortgage Trust,
     Series 2001-3, Class A-1, 4.89% 2037                                                             19,399                19,507
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034(1)                                           19,807                19,362
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.985% 2035(2)                                 19,364                19,347
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031                 18,000                19,263
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038                                   20,000                18,816
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                               14,500                16,421
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032           10,883                11,568
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033            4,100                 4,236
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(1)                                15,270                15,473
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.357% 2034(2)          14,368                14,187
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A-1A, 6.14% 2031                                 1,735                 1,734
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                10,000                10,612
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031                                10,000                10,489
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034(2)                       9,922                 9,810
Hypothekenbank in Essen AG 5.25% 2008                                                            Euro  6,000                 8,297
Rheinische Hypothekenbank Eurobond 4.25% 2008                                                          5,000                 6,778
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015(1)                                    $ 5,000                 4,978
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032                        5,000                 4,886
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                  3,652                 3,747
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.072% 2040(1,2)                              3,564                 3,411
MASTR Asset Securitization Trust, Series 2003-2, Class 3-A-13, 5.75% 2033                              2,750                 2,761
Ball Corp., Series 2005-BOCA, Class E, 3.25% 2016(1,2)                                                 1,750                 1,750
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series
     1998-C2, Class A-1, 6.28% 2035                                                                    1,050                 1,050
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027(1)                                      822                   860
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                            686                   685
First Boston Mortgage Securities Corp., Series D, interest only, 10.965% 2017                            166                    40
First Boston Mortgage Securities Corp., Series D, principal only, 0% 2017                                166                   148
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                           130                   130
                                                                                                                         3,354,204

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 14.43%
U.S. Treasury 5.75% 2005                                                                              20,000                20,306
U.S. Treasury 5.875% 2005                                                                             20,000                20,322
U.S. Treasury 6.75% 2005                                                                             218,745               219,804
U.S. Treasury 5.625% 2006                                                                                505                   515
U.S. Treasury 6.875% 2006                                                                            256,600               265,981
U.S. Treasury 3.25% 2007                                                                              35,509                35,035
U.S. Treasury 3.375% 2007(11)                                                                        159,598               167,454
U.S. Treasury 4.375% 2007                                                                             32,500                32,863
U.S. Treasury 6.125% 2007                                                                             25,000                26,285
U.S. Treasury 6.25% 2007                                                                              11,885                12,423
U.S. Treasury 6.625% 2007                                                                             40,000                42,269
U.S. Treasury 2.625% 2008                                                                             20,000                19,212
U.S. Treasury 3.625% 2008(11)                                                                        231,638               248,982
U.S. Treasury 4.75% 2008                                                                              40,000                40,966
U.S. Treasury 5.625% 2008                                                                             40,000                41,925
U.S. Treasury 3.625% 2009                                                                            205,250               201,305
U.S. Treasury 3.875% 2009(11)                                                                        131,388               144,798
U.S. Treasury Principal Strip 0% 2009                                                                  1,250                 1,044
U.S. Treasury 0.875% 2010(11)                                                                         10,066                 9,839
U.S. Treasury 10.00% 2010                                                                              5,000                 5,043
U.S. Treasury 3.50% 2011(11)                                                                          54,781                61,115
U.S. Treasury 5.00% 2011                                                                              25,000                25,969
U.S. Treasury Principal Strip 0% 2011                                                                 10,495                 7,970
U.S. Treasury 3.00% 2012(11)                                                                           9,640                10,600
U.S. Treasury 10.375% 2012                                                                            24,500                28,416
U.S. Treasury 12.00% 2013                                                                             10,000                12,494
U.S. Treasury 4.00% 2014                                                                              20,325                19,620
U.S. Treasury 11.250% 2015                                                                            70,000               107,232
U.S. Treasury Principal Strip 0% 2015                                                                  1,000                   625
U.S. Treasury 9.250% 2016                                                                             40,000                55,862
U.S. Treasury 8.875% 2017                                                                             40,000                55,638
U.S. Treasury Principal Strip 0% 2018                                                                 74,120                39,261
U.S. Treasury 7.875% 2021                                                                             10,500                14,022
U.S. Treasury 6.875% 2025                                                                            273,250               343,057
U.S. Treasury 5.25% 2028                                                                              49,530                52,130
U.S. Treasury 3.875% 2029(11)                                                                            742                 1,019
U.S. Treasury Principal Strip 0% 2029                                                                  6,000                 1,873
U.S. Treasury Principal Strip 0% 2029                                                                  3,250                   990
U.S. Treasury 6.25% 2030                                                                                 400                   481
U.S. Treasury 5.375% 2031                                                                              5,545                 6,047
U.S. Treasury 3.375% 2032(11)                                                                          8,487                11,236
Federal Home Loan Bank 2.00% 2006                                                                     67,775                66,824
Federal Home Loan Bank 2.375% 2006                                                                    62,695                61,855
Federal Home Loan Bank 5.823% 2009                                                                    46,690                49,030
Federal Home Loan Bank 4.50% 2012                                                                     31,500                31,199
Fannie Mae 7.00% 2005                                                                                 90,000                91,007
Fannie Mae 6.625% 2009                                                                                35,000                38,025
Fannie Mae 6.25% 2011                                                                                 29,250                31,224
Fannie Mae 5.25% 2012                                                                                 20,000                20,312
Freddie Mac 4.25% 2005                                                                                27,250                27,317
Freddie Mac 1.875% 2006                                                                                8,780                 8,648
Freddie Mac 6.625% 2009                                                                               60,000                65,251
Freddie Mac 4.75% 2012                                                                                20,000                19,753
Freddie Mac 6.25% 2012                                                                                15,000                15,444
United States Government-Guaranteed Certificates of Participation, Overseas
     Private Investment Corp., Series 2000-044-A, 3.74% 2015(3)                                       12,430                11,978
                                                                                                                         2,949,895

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 5.95%
German Government 5.00% 2005                                                                    Euro  52,135                68,275
German Government 4.50% 2006                                                                          58,990                78,633
German Government 4.50% 2009                                                                          55,000                75,680
German Government 6.25% 2030                                                                          41,815                72,268
Japanese Government 0.50% 2007                                                                 (Y) 1,219,800                11,472
Japanese Government 0.90% 2008                                                                     6,540,750                62,327
Japanese Government 0.50% 2013                                                                     3,840,500                34,196
Japanese Government 1.50% 2014                                                                     1,050,000                10,010
Korean Government 4.50% 2008                                                                  KRW 91,938,000                92,101
Korean Government 4.50% 2009                                                                      13,750,000                13,785
United Mexican States Government Global 4.625% 2008                                                 $ 11,000                10,876
United Mexican States Government Global 10.375% 2009                                                  14,500                17,175
United Mexican States Government, Series MI10, 8.00% 2013                                        MXP 171,200                13,346
United Mexican States Government Global 11.375% 2016                                                $ 18,658                26,681
United Mexican States Government, Series M20, 8.00% 2023                                         MXP 303,800                21,275
United Mexican States Government Global 8.30% 2031                                                   $ 8,220                 9,432
United Mexican States Government Global 7.50% 2033                                                     3,750                 3,984
Canadian Government 4.25% 2026(11)                                                                 C$ 66,854                77,306
Russian Federation 8.25% 2010                                                                       $  4,000                 4,318
Russian Federation 5.00% 2030(2)                                                                      63,300                65,357
Russian Federation 5.00% 2030(1,2)                                                                       145                   150
Swedish Government 5.00% 2009                                                                    SKr 105,000                15,949
Swedish Government 5.25% 2011                                                                        311,885                48,699
Polish Government 8.50% 2006                                                                      PLZ 72,000                23,344
Polish Government 6.00% 2010                                                                         116,750                37,813
United Kingdom 8.50% 2005                                                                       Pound  9,545                18,496
United Kingdom 5.00% 2008                                                                              6,960                13,265
United Kingdom 6.00% 2028                                                                              1,800                 4,085
United Kingdom 4.25% 2032                                                                             13,940                25,046
French Government O.A.T. Eurobond Strip Principal 0% 2019                                       Euro  14,000                10,175
French Government O.A.T. Eurobond 5.50% 2029                                                           7,610                11,974
French Government O.A.T. Eurobond 4.75% 2035                                                          16,180                23,206
Queensland Treasury Corp. 6.00% 2015                                                               A$ 51,930                40,573
Israel Government Bond 7.50% 2014                                                                ILS 146,225                35,321
Kingdom of Denmark 4.00% 2008                                                                    DKr 158,720                28,710
Italian Government BTPS Eurobond 6.00% 2007                                                     Euro  16,204                22,726
State of Qatar 9.75% 2030                                                                           $ 12,220                17,643
Banque Centrale de Tunisie 4.75% 2011                                                           Euro   3,000                 4,052
Banque Centrale de Tunisie 7.375% 2012                                                                 6,250                 6,953
Argentina (Republic of) 3.01% 2012(2)                                                                  8,850                 7,468
Argentina (Republic of) 5.83% 2033(10,12)                                                         ARS  4,947                 1,524
Argentina (Republic of) 0.63% 2038(2,12)                                                              10,051                 1,198
Hungarian Government 8.50% 2006                                                                  HUF 500,000                 2,661
Hungarian Government 6.25% 2008                                                                      300,000                 1,531
Hungarian Government 6.75% 2013                                                                      838,000                 4,347
Corporacion Andina de Fomento 6.875% 2012                                                            $ 5,895                 6,494
Brazil (Federal Republic of) Bearer 8.00% 2014(10)                                                       681                   676
Brazil (Federal Republic of) Global 8.875% 2024                                                        1,375                 1,311
Brazil (Federal Republic of) Global 12.25% 2030                                                          425                   516
Brazil (Federal Republic of) Global 11.00% 2040                                                        3,110                 3,465
Panama (Republic of) Global 10.75% 2020                                                                  210                   261
Panama (Republic of) Global 9.375% 2023                                                                3,837                 4,317
Panama (Republic of) Global 8.875% 2027                                                                  250                   270
Panama (Republic of) Global 9.375% 2029                                                                  675                   773
Bulgaria (Republic of) 8.25% 2015                                                                      4,000                 4,874
Peru (Republic of) 9.125% 2012                                                                           432                   488
Peru (Republic of) 8.375% 2016                                                                         2,500                 2,613
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017(2)                                              370                   351
Turkey (Republic of) 12.375% 2009                                                                        500                   604
Turkey (Republic of) 15.00% 2010                                                                   TRY 3,250                 2,361
New Zealand Government 4.50% 2016(11)                                                              NZ$ 3,580                 2,752
Ukraine Government 7.65% 2013                                                                        $ 2,000                 2,150
Dominican Republic 9.50% 2006(1)                                                                       2,135                 1,986
Guatemala (Republic of) 10.25% 2011(1)                                                                 1,000                 1,166
Colombia (Republic of) Global 12.00% 2015                                                      COP 2,330,000                   941
Venezuela (Republic of) 9.25% 2027                                                                    $  915                   911
El Salvador (Republic of) 7.625% 2034(1)                                                                 750                   773
                                                                                                                         1,215,459

ASSET-BACKED OBLIGATIONS(3) -- 5.72%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009(1)                              21,000                20,744
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009(1)                             51,820                51,867
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010(1)                              32,000                31,350
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011(1,2)                           30,000                30,066
CWABS, Inc., Series 2004-15, Class AF-2, 3.775% 2024                                                  10,000                 9,911
CWABS, Inc., Series 2004-15, Class AF-4, 4.614% 2032                                                  15,000                14,712
CWABS, Inc., Series 2004-12, Class 2-AV-2, 3.13% 2033(2)                                              26,750                26,830
CWABS, Inc., Series 2004-15, Class 2-AV-2, 3.12% 2034(2)                                              30,000                30,014
CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034                                                  16,000                15,588
Residential Asset Mortgage Products Trust, Series 2004-RZ1, Class A-I-2, 2.34% 2027                   19,000                18,741
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029                   1,550                 1,525
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032   10,000                 9,911
Residential Asset Mortgage Products Trust, Series 2004-RZ3, Class A-I-4, 4.572% 2033                   6,038                 5,893
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033(2)                  10,000                 9,898
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033                  9,000                 8,893
Residential Asset Mortgage Products Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034                  26,100                25,313
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009(1)                     21,679                21,368
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009(1)                      1,757                 1,757
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009(1)                        943                   939
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010(1)                       7,141                 7,074
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011(1)                     27,600                27,311
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-3, 2.66% 2028                     9,316                 9,274
Residential Asset Securities Corp. Trust, Series 1999-KS3, Class A-I-7, AMBAC insured, 7.505% 2030     2,802                 2,853
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031                    23,057                23,529
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-I-2, 3.08% 2035(2)                20,000                20,006
Drive Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 1.638% 2006(1)                   6,099                 6,066
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41% 2007(1)                    4,936                 4,917
Drive Auto Receivables Trust, Series 2001-2, Class A, MBIA insured, 3.91% 2007(1)                      1,773                 1,777
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012                      28,125                27,870
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028                                  39,935                39,195
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018                            5,100                 5,046
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024                            7,660                 7,900
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024                        10,250                10,644
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026                           5,000                 5,321
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030                           6,889                 7,531
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032                            1,500                 1,546
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-3-A, MBIA insured, 2.37% 2007      10,367                10,354
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009       2,000                 1,981
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009            4,000                 3,984
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010         15,500                15,378
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                       15,000                14,978
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011                                          4,160                 4,089
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                       12,000                11,709
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025(7)                                    4,192                 1,048
Green Tree Financial Corp., Series 1995-8, Class B-2, 7.65% 2026(7)                                    7,046                    18
Green Tree Financial Corp., Series 1995-6, Class B-2, 8.00% 2026(7)                                    2,383                    95
Green Tree Financial Corp., Series 1996-6, Class B-2, 8.35% 2027(7)                                    6,984                    17
Green Tree Financial Corp., Series 1996-5, Class B-2, 8.45% 2027(7)                                    4,489                    11
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028                                      5,184                 5,432
Green Tree Financial Corp., Series 1997-8, Class B-2, 7.75% 2028(7)                                    2,139                     5
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029                                      10,460                10,983
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029                         7,919                 6,731
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029(7)                                    3,432                     9
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030(7)                                    9,019                    23
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 4.56% 2033(2)                        4,500                 4,573
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2, 5.16% 2033              1,158                 1,162
MMCA Auto Owner Trust, Series 2001-2, Class B, 5.75% 2007                                              1,125                 1,130
MMCA Auto Owner Trust, Series 2001-3, Class B, 3.76% 2008(2)                                           3,860                 3,857
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009                                              3,281                 3,266
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                           19,944                19,941
Metris Master Trust, Series 2000-3, Class A, 3.11% 2009(2)                                             3,500                 3,497
Metris Master Trust, Series 2001-2, Class A, 3.17% 2009(2)                                            23,000                23,017
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class A-4, 3.33% 2034(2)                         22,757                22,774
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021                               10,148                10,451
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027                                8,290                 8,687
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032                                3,000                 3,218
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3,
     FGIC insured, 4.16% 2017                                                                          3,000                 2,949
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4,
     FGIC insured, 4.70% 2020                                                                         19,594                19,120
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 3.38% 2034(2)                         20,000                20,012
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 3.67% 2031(2)                          5,000                 5,010
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034             11,000                11,096
New Century Home Equity Loan Trust, Series 2004-A, Class M-II, FGIC insured, 5.65% 2034                3,000                 3,015
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, Class A, 5.05% 2007(1,2)    10,158                10,310
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007(1)    8,250                 8,522
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011(1)                18,062                17,784
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009                                17,000                17,282
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                                 12,006                11,972
Centex Home Equity Loan Trust, Series 2005-A, Class AF-4, 4.72% 2031                                   1,750                 1,725
Centex Home Equity Loan Trust, Series 2005-A, Class AF-6, 4.69% 2035                                   2,000                 1,988
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                    15,000                15,679
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                                    14,250                14,927
CNL Funding, Series 2000-AA, Class A-2, MBIA Insured, 8.044% 2017(1)                                  13,800                14,822
Impac CMB Grantor Trust, Series 2004-6, Class M-4, 4.00% 2034(2)                                       9,058                 9,138
Impac CMB Trust, Series 2004-10, Class 1-A-2, FGIC insured, 3.20% 2035(2)                              4,827                 4,840
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                      13,754                13,830
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007(1)                           12,000                11,865
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008(1)                     5,846                 5,826
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010(1)                     5,584                 5,545
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(1)                         9,715                10,330
Banco Itau SA, Series 2002, XLCA insured, 3.996% 2007(1,2)                                            10,079                10,003
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009                    10,000                 9,870
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013                       4,981                 4,931
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035                       2,500                 2,409
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035                       2,000                 1,908
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030      3,650                 3,624
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2004-C, Class II-A-2, 3.12% 2035(2)       5,500                 5,507
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011                                 8,825                 8,747
Home Equity Asset Trust, Series 2004-2, Class M-1, 3.38% 2034(2)                                       1,000                 1,002
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.47% 2035(2)                                       7,500                 7,570
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022(1)                         8,872                 8,539
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010(1)                  8,229                 8,163
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 3.51% 2010(1,2)                       8,000                 8,056
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured, 2.62% 2007                1,699                 1,700
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009(1)             6,339                 6,320
California Infrastructure and Economic Development Bank, Special Purpose Trust,
     SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                       1,956                 2,001
California Infrastructure and Economic Development Bank, Special Purpose Trust,
     PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                                      5,711                 5,837
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 3.16% 2035(2)       7,450                 7,462
Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class I-A-2, 3.15% 2033(2)             7,125                 7,151
MBNA Master Credit Card Trust II, Series 1999-B, Class A, 5.90% 2011                                   3,000                 3,158
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011                                   3,750                 3,962
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014                   4,601                 4,457
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018                   2,359                 2,351
First USA Credit Card Master Trust, Series 1997-4, Class C, 3.24% 2010(1,2)                            6,630                 6,660
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010(1)                     6,357                 6,293
Popular ABS Mortgage Pass Through Trust, Series 2004-4, Class AF-4, 4.628% 2034                        5,650                 5,578
Continental Auto Receivables Owner Trust, Series 2000-B, Class CTFS, MBIA insured, 7.11% 2007(1)       5,261                 5,270
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX, 4.685% 2012(1)                1,207                 1,208
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298% 2012(1)                3,840                 3,841
Harley-Davidson Motorcycle Trust, Series 2001-3, Class B, 3.72% 2009                                     502                   501
Harley-Davidson Motorcycle Trust, Series 2001-3, Class A-2, 4.04% 2009                                 2,702                 2,710
Harley-Davidson Motorcycle Trust, Series 2002-2, Class B, 2.84% 2010                                   1,665                 1,636
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008                                            4,500                 4,780
Chase Manhattan Auto Owner Trust, Series 2002-B, 4.24% 2009                                            4,138                 4,153
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010                     3,483                 3,477
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009(1)                  2,942                 2,900
CitiFinancial Mortgage Securities Inc., Series 2003-1, Class AF-2, 2.948% 2033                         2,869                 2,863
Advanta Mortgage Loan Trust, Series 1999-2, Class A-6, AMBAC insured, 6.82% 2029                       2,581                 2,640
SLM Private Credit Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039(1)                 Pound  1,160                 2,186
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 3.60% 2032(2)                                2,000                 2,001
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009(1)                                  2,000                 1,993
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008(1)                     1,073                 1,074
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009(1)                       603                   601
Chevy Chase Auto Receivables Trust, Series 2001-2, Class A-4, 4.44% 2007                               1,628                 1,634
NextCard Credit Card Master Note Trust, Series 2000-1, Class B, 3.61% 2006(1,2)                        1,580                 1,586
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003(1,2,6)                                              3,000                     -
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004(1,2,6)                                             7,000                   385
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(1,7)                                                16,000                   880
Chase Funding Trust, Series 2003-1, Class IA-3, 3.14% 2023                                             1,224                 1,221
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                         1,162                 1,150
Capital One Master Trust, Series 2002-1A, Class B, 3.41% 2011(2)                                       1,000                 1,011
World Omni Auto Receivables Trust, Series 2001-B, Class B, 4.14% 2008                                    511                   512
                                                                                                                         1,168,657

MUNICIPALS -- 1.53%
State of California, Golden State Tobacco Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, Series 2003-A1, 5.00% 2021                                           8,055                 8,116
State of California, Golden State Tobacco Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                          64,975                66,573
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 4.375% 2019                                                        6,000                 6,004
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 6.125% 2024                                                       29,790                30,265
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2002, 5.75% 2032                                                        31,360                31,250
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
   Asset-backed Bonds, 6.125% 2027                                                                    40,585                41,239
State of California, Department of Water Resources, Power Supply Revenue Bonds,
   Series 2002-E, 3.975% 2005                                                                         14,450                14,460
State of California, Department of Water Resources, Power Supply Revenue Bonds,
   Series 2002-E, 4.33% 2006                                                                          13,320                13,351
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                                             29,321                27,133
State of Louisianna, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025                                             24,095                24,292
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San
   Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009(1)               10,744                11,010
Los Angeles County Metropolitan Transportation Authority, General Revenue
   Refunding Bonds (Workers' Compensation Funding Program), Series 2003, AMBAC
   insured, 3.83% 2008                                                                                 5,000                 4,911
Los Angeles County Metropolitan Transportation Authority, General Revenue
   Refunding Bonds (Workers' Compensation Funding Program), Series 2003, AMBAC
   insured, 4.56% 2010                                                                                 5,000                 4,965
State of Louisianna, Tobacco Settlement Authority, Asset-backed Bonds, Series
   2001-B, 5.50% 2030                                                                                 10,000                 9,780
State of South Carolina, Tobacco Settlement Revenue Management Authority, Tobacco
   Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022                                            6,410                 6,470
State of South Carolina, Piedmont Municipal Power Agency, Electric Revenue Bonds,
   Refunding Series 2004-A-1, 3.60% 2006                                                               5,000                 4,968
State of New York, Dormitory Authority, City University System Consolidated Third
   General Resolution Revenue Bonds, Series 2003-2, 2.38% 2005                                         4,500                 4,490
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds
   (Economic Development and Housing), Series B, 2.88% 2007                                            2,000                 1,954
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds
   (Economic Development and Housing), Series B, 3.09% 2007                                            2,200                 2,141
                                                                                                                           313,372

Total bonds & notes (cost: $18,311,815,000)                                                                             18,634,549


                                                                                                   Shares or          Market value
Convertible securities -- 0.84%                                                             principal amount                 (000)


TELECOMMUNICATION SERVICES -- 0.26%
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                             Euro  22,000,000             $  31,403
American Tower Corp. 5.00% convertible debentures 2010                                           $21,000,000                20,869
Dobson Communications Corp., Series F, 6.00% convertible preferred(1)                                 15,400                 1,186
                                                                                                                            53,458

CONSUMER DISCRETIONARY -- 0.25%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                           Euro  18,421,000                24,295
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                    351,600                15,942
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                         $13,125,000                 9,807
                                                                                                                            50,044

INFORMATION TECHNOLOGY -- 0.16%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                 $14,700,000                12,991
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                 $12,000,000                11,625
Celestica Inc. 0% convertible debentures 2020                                                    $14,000,000                 7,928
                                                                                                                            32,544

UTILITIES -- 0.08%
AES Trust VII 6.00% convertible preferred 2008                                                       351,450                17,221


INDUSTRIALS -- 0.07%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(1)                                    180,000                13,835


FINANCIALS -- 0.02%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                            70,400                 3,581


Total convertible securities (cost: $135,388,000)                                                                          170,683




Warrants -- 0.00%                                                                                     Shares


TELECOMMUNICATION SERVICES -- 0.00%
XO Communications, Inc., Series A, warrants, expire 2010(13)                                          11,372                     4
XO Communications, Inc., Series B, warrants, expire 2010(13)                                           8,529                     2
XO Communications, Inc., Series C, warrants, expire 2010(13)                                           8,529                     1
                                                                                                                                 7

INDUSTRIALS -- 0.00%
Protection One, Inc., warrants, expire 2005(1,4,13)                                                   54,400                     0


Total warrants (cost: $190,000)                                                                                                  7


                                                                                                                      Market value
Preferred stocks -- 3.83%                                                                             Shares                 (000)


FINANCIALS -- 3.74%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)(1,2)                  128,965,000              $147,060
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated)(1,2)             57,500,000                63,919
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred
     (undated)(1,2)                                                                               87,750,000               105,961
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred
     (undated)(1,2)                                                                               25,000,000                38,522
HSBC Capital Funding LP 8.03% noncumulative preferred (undated)(2)                                20,000,000                32,761
Fannie Mae, Series O, 0% preferred 2007(1)                                                         1,314,000                73,009
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities(1)             1,670,000                45,403
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual preferred
     capital securities(1)                                                                           230,000                 6,210
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816% (undated)                    18,000,000                18,444
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)(2)                             18,550,000                17,943
Royal Bank of Scotland Group PLC 6.625% (undated)(2)                                               4,700,000                 6,897
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated)(1,2)                     21,750,000                23,471
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated)(1,2)                     15,000,000                18,003
ING Capital Funding Trust III 8.439% noncumulative preferred (undated)(2)                         31,000,000                36,338
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                         1,200,000                32,256
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated)(1,2)                       26,721,000                30,100
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred (undated)(1,2)           17,850,000                20,384
Standard Chartered Capital Trust I 8.16% (undated)(2)                                             10,000,000                15,628
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
     shares (undated)(1,2)                                                                        11,250,000                12,759
ACE Ltd., Series C, 7.80% preferred depositary shares                                                305,000                 7,933
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate         112,500                 5,632
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate        50,000                 5,155
                                                                                                                           763,788

TELECOMMUNICATION SERVICES -- 0.04%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                                 11,704                 7,959
XO Communications, Inc. 14.00% preferred 2009(4,10,13)                                                    24                    --
                                                                                                                             7,959

CONSUMER DISCRETIONARY -- 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009(13)                                    50,565                   164


CONSUMER STAPLES -- 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039                                    18,500                   439


INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. - MOD III Inc., units(4,14)                                                                1,447                    --


MISCELLANEOUS -- 0.05%
Other preferred stocks in initial period of acquisition                                                                     10,550


Total preferred stocks (cost: $686,253,000)                                                                                782,900


                                                                                                                      Market value
Common stocks -- 0.22%                                                                                Shares                 (000)


TELECOMMUNICATION SERVICES -- 0.10%
NTELOS Inc.(1,4,13)                                                                                  326,754            $   12,907
Dobson Communications Corp., Class A(1,13)                                                         2,432,959                 4,915
VersaTel Telecom International NV(13)                                                                779,280                 1,747
XO Communications, Inc.(13)                                                                            5,685                    14
                                                                                                                            19,583

FINANCIALS -- 0.07%
Beverly Hills Bancorp Inc.(14)                                                                     1,414,816                15,167


INDUSTRIALS -- 0.03%
DigitalGlobe, Inc.(1,4,13)                                                                         3,984,039                 3,984
Delta Air Lines, Inc.(1,13)                                                                          312,961                 1,267
                                                                                                                             5,251

INFORMATION TECHNOLOGY -- 0.02%
ZiLOG, Inc.(13,14)                                                                                   879,000                 4,527


HEALTH CARE -- 0.00%
Clarent Hospital Corp.(4,13,14)                                                                      331,291                   166


Total common stocks (cost: $63,609,000)                                                                                     44,694



                                                                                            Principal amount
Short-term securities -- 3.77%                                                                         (000)


Gannett Co. 2.52%-2.64% due 4/5-5/6/2005(1,15)                                                       $94,500                94,366
Three Pillars Funding, LLC 2.65%-2.67% due 4/1-4/7/2005(1)                                            75,000                74,972
CAFCO, LLC due 2.61%-2.89% 4/7-5/26/2005(1,15)                                                        74,400                74,179
Variable Funding Capital Corp. 2.58% due 4/4/2005(1)                                                  50,000                49,986
Pfizer Inc 2.62% due 4/13/2005(1,15)                                                                  50,000                49,953
FCAR Owner Trust I 2.74% due 5/5/2005(15)                                                             50,000                49,867
Wal-Mart Stores Inc. 2.74%-2.84% due 4/26-5/24/2005(1,15)                                             49,000                48,816
Clipper Receivables Co., LLC 2.63%-2.85% due 4/1-4/8/2005(1)                                          48,000                47,983
Hewlett-Packard Co. 2.75% due 4/28/2005(1)                                                            40,300                40,214
Federal Home Loan Bank 2.515% due 4/6/2005                                                            38,100                38,087
DuPont (E.I.) de Nemours & Co. 2.81% due 5/19/2005                                                    37,300                37,157
AIG Funding, Inc. 2.65% due 4/26/2005(15)                                                             32,000                31,940
United Parcel Service Inc. 2.72% due 5/2/2005(15)                                                     25,000                24,940
IBM Credit Corp. 2.75% due 5/3/2005                                                                   25,000                24,937
Park Avenue Receivables Co., LLC 2.79% due 4/22/2005(1,15)                                            24,800                24,758
Wells Fargo & Co. 2.68% due 5/3/2005                                                                  21,000                21,000
Ranger Funding Co. LLC 2.66% due 4/5/2005(1)                                                          20,700                20,692
U.S. Treasury Bills 2.66% due 4/21/2005                                                               16,400                16,375


Total short-term securities (cost: $770,207,000)                                                                           770,222


                                                                                                                      Market value
                                                                                                                             (000)

Total investment securities (cost: $19,967,462,000)                                                                    $20,403,055
Other assets less liabilities                                                                                               33,591

Net assets                                                                                                             $20,436,646


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

The following footnotes to the investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,742,364,000, which represented 18.31% of the net assets of the fund.
(2) Coupon rate may change periodically.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Valued under fair value procedures adopted by authority of the Board of Directors.
(5) Step bond; coupon rate will increase at a later date.
(6) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(7) Company not making scheduled interest payments; bankruptcy proceedings pending.
(8) Purchased as a unit; issue was separated but reattached for reporting purposes.
(9) This unit also contains 999,000 par of Drax Group Ltd., Class A-3, 9.918% 2020 and 999,000 shares of Drax Group Ltd. common stock.
(10) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(11) Index-linked bond whose principal amount moves with a government retail price index.
(12) This security has been authorized but has not yet been issued.
(13) Security did not produce income during the last 12 months.
(14) The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
(15) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(16) Scheduled interest payments not made; reorganization pending.



INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2005 appear below.

                                                                                               Dividend/interest     Market value
Company                      Beginning shares     Purchases         Sales      Ending shares        income (000)            (000)

Beverly Hills Bancorp Inc.          1,601,967            --       187,151          1,414,816                $191          $15,167
ZiLOG Inc.                            879,000            --            --            879,000                  --            4,527
ZiLOG Inc. - MOD III, units             1,447            --            --              1,447                  --               --
Clarent Hospital Corp.                331,291            --            --            331,291                  --              166
NTELOS Inc.(1)                      1,623,569            --     1,296,815            326,754                  --               --
NTELOS 7.85% 2012(1)                       --     9,000,000            --          9,000,000                  14               --
                                                                                                            $205          $19,860
(1) Unaffiliated issuer at 3/31/2005.



Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                      $     684,597
Gross unrealized depreciation on investment securities                                                           (307,476)
Net unrealized appreciation on investment securities                                                              377,121
Cost of investment securities for federal income tax purposes                                                  20,025,934



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.








                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.


By /s/ Abner D. Goldstine
-------------------------------------
Abner D. Goldstine, President and PEO

Date: May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Abner D. Goldstine
-------------------------------------
Abner D. Goldstine, President and PEO

Date: May 27, 2005



By /s/ Susi M. Silverman
------------------------------------
Susi M. Silverman, Treasurer and PFO

Date: May 27, 2005